UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc.
              Master International Index Series of Quantitative Master Series
              LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 06/30/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock International                                                BLACKROCK
Index Fund
OF BLACKROCK INDEX FUNDS, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
  Statement of Assets and Liabilities ....................................     7
  Statement of Operations ................................................     8
  Statements of Changes in Net Assets ....................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    12
Series Portfolio Information .............................................    15
Series Financial Statements:
  Summary Schedule of Investments ........................................    16
  Statement of Assets and Liabilities ....................................    21
  Statement of Operations ................................................    22
  Statements of Changes in Net Assets ....................................    23
Series Financial Highlights ..............................................    24
Series Notes to Financial Statements .....................................    25
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ....    28
Officers and Directors ...................................................    32
Additional Information ...................................................    33
Mutual Fund Family .......................................................    35


2       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the "Fed") has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed's bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008                                                       6-month     12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                           (11.91)%     (13.12)%
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                             (9.37)%     (16.19)%
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       (10.96)%     (10.61)%
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                       1.13%        7.12%
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                            0.02%        3.23%
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      (1.08)%      (1.74)%
------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund provided returns, through its investment in Master International Index Series, for the six months that generally tracked that of the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a market-capitalization-weighted index designed to measure the equity performance of developed markets, excluding the United States and Canada. Returns, after fees and expenses, for the Fund's respective share classes differ from the benchmark based on individual share class expenses.

      Describe the market environment.

o Non-U.S. markets marginally outperformed their U.S. counterparts for the six-month period, with the MSCI EAFE Index returning -10.96% versus the -11.91% return of the S&P 500 Index.

o In the first three months, weak economic data, record energy prices and continued credit and liquidity issues resulted in a high level of volatility around the world as markets declined broadly across regions and sectors. While economic data released was weak and global growth slowed, investors also had to deal with mounting inflationary pressures as oil and gold prices reached new highs. Overall, fear and uncertainty shook investor confidence and caused strong selling pressure on equities.

o Some reprieve, albeit temporary, came in the latter half. Equity markets started the second quarter strongly, but markets declined sharply from mid-May onward in response to surging energy prices, banks' continued credit losses and efforts to raise capital, and deteriorating job markets. Volatility had fallen markedly from its high on March 17 to its lowest levels of the year before spiking again through June. For the first time since 2000 - 2001, global equity markets experienced negative returns for three consecutive quarters. Major market indices reached or approached 20% declines from their peak levels last fall, causing fear among investors that further losses could be expected.

o Within the MSCI EAFE Index, only the materials (+5.65%) and energy (+4.89%) sectors recorded positive returns for the six months, while financials (-20.12%), consumer discretionary (-17.29%) and telecommunication services (-16.07%) posted the lowest returns. Regionally, Norway (+1.63%) was the only country to post a gain, while New Zealand (-26.94%), Greece (-26.73%) and Portugal (-25.37%) recorded the largest declines for the period.

      Describe recent portfolio activity.

o Throughout the six-month period, as changes were made to the composition of the MSCI EAFE Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

      Describe portfolio positioning at period-end.

o In line with our objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                             Actual                                             Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                        Beginning         Ending                                 Beginning         Ending
                      Account Value    Account Value     Expenses Paid         Account Value    Account Value      Expenses Paid
                    January 1, 2008    June 30, 2008   During the Period 1    January 1, 2008   June 30, 2008    During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional ....       $1,000           $890.00            $2.44                $1,000          $1,022.31            $2.61
Investor A .......       $1,000           $888.80            $3.62                $1,000          $1,021.07            $3.87
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.52% for Institutional and 0.77% for Investor A), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the MSCI EAFE (Cap Weighted) Index. Values are from June 1998 to June 2008.

                                                                       MSCI EAFE
                      Institutional           Investor A          (Cap Weighted)
                        Shares(1,2)          Shares(1,2)                Index(3)
6/30/98                     $10,000              $10,000                 $10,000
6/30/99                     $10,884              $10,852                 $10,762
6/30/00                     $12,856              $12,788                 $12,608
6/30/01                     $ 9,669              $ 9,588                 $ 9,632
6/30/02                     $ 8,508              $ 8,412                 $ 8,718
6/30/03                     $ 7,920              $ 7,818                 $ 8,154
6/30/04                     $10,449              $10,284                 $10,794
6/30/05                     $11,829              $11,612                 $12,268
6/30/06                     $14,918              $14,607                 $15,525
6/30/07                     $18,881              $18,435                 $19,718
6/30/08                     $16,781              $16,349                 $17,625

1 Assuming transaction costs, if any, and other operating expenses, including advisory fees.
2 The Fund invests all of its assets in BlackRock Master International Index Series of Quantitative Master Series LLC. The Master LLC may invest in a statistically selected sample of the equity securities included in the MSCI EAFE Index and other types of financial instruments.
3 This unmanaged capitalization weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets.

Performance Summary for the Period Ended June 30, 2008

                                                                 Average Annual Total Returns 1
                                            6-Month           -------------------------------------
                                         Total Returns        1 Year        5 Years        10 Years
---------------------------------------------------------------------------------------------------
Institutional .......................       (11.00)%          (11.12)%       16.20%         5.31%
Investor A ..........................       (11.12)           (11.31)        15.90          5.04
MSCI EAFE (Cap Weighted) Index ......       (10.96)           (10.61)        16.67          5.83
---------------------------------------------------------------------------------------------------

1 See "About Fund Performance" on page 6 for a detailed description of share classes, including any related fees.

      Past performance is not indicative of future results.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's administrator reimbursed a portion of the Fund's fee. Without such reimbursement, the Fund's performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on January 1, 2008 and held through June 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Statement of Assets and Liabilities           BlackRock International Index Fund

June 30, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment at value -- Master International Index Series (the "Series") (cost -- $260,548,104) ...................    $ 337,681,009
Withdrawal receivable from the Series ............................................................................        1,104,740
Capital shares sold receivable ...................................................................................          215,420
Prepaid expenses .................................................................................................           18,192
                                                                                                                      -------------
Total assets .....................................................................................................      339,019,361
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Capital shares redeemed payable ..................................................................................        1,320,160
Administration fees payable ......................................................................................           97,885
Service fees payable .............................................................................................           40,953
Other affiliates payable .........................................................................................            3,234
Officer's and Directors' fees payable ............................................................................               69
Other accrued expenses payable ...................................................................................           17,078
                                                                                                                      -------------
Total liabilities ................................................................................................        1,479,379
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $ 337,539,982
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.0001 par value, 125,000,000 shares authorized ...........................................    $       1,037
Investor A Shares, $0.0001 par value, 125,000,000 shares authorized ..............................................            1,383
Paid-in capital in excess of par .................................................................................      264,233,360
Undistributed net investment income ..............................................................................        4,906,762
Accumulated net realized loss allocated from the Series ..........................................................       (8,735,465)
Net unrealized appreciation/depreciation allocated from the Series ...............................................       77,132,905
                                                                                                                      -------------
Net assets .......................................................................................................    $ 337,539,982
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $145,138,580 and 10,368,526 shares outstanding ...........................    $       14.00
                                                                                                                      =============
Investor A -- Based on net assets of $192,401,402 and 13,833,312 shares outstanding ..............................    $       13.91
                                                                                                                      =============

See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       7

Statement of Operations                       BlackRock International Index Fund

Six Months Ended June 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Series:
    Dividends ....................................................................................................    $   7,847,574
    Interest .....................................................................................................           77,754
    Expenses .....................................................................................................         (178,569)
                                                                                                                      -------------
Total income .....................................................................................................        7,746,759
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration ...................................................................................................          598,480
Service -- Investor A ............................................................................................          248,489
Transfer agent -- Investor A .....................................................................................           58,234
Transfer agent -- Institutional ..................................................................................           42,019
Printing .........................................................................................................           25,534
Registration .....................................................................................................           14,441
Professional .....................................................................................................            4,596
Officer and Directors ............................................................................................               57
Miscellaneous ....................................................................................................            3,859
                                                                                                                      -------------
Total expenses ...................................................................................................          995,709
                                                                                                                      -------------
Net investment income ............................................................................................        6,751,050
                                                                                                                      -------------
===================================================================================================================================
Realized and Unrealized Gain (Loss) Allocated from the Series
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ..................................................................................................       (3,834,121)
    Futures ......................................................................................................         (708,866)
    Foreign currency .............................................................................................           76,885
                                                                                                                      -------------
                                                                                                                         (4,466,102)
                                                                                                                      -------------
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency ..................      (44,008,605)
                                                                                                                      -------------
Total realized and unrealized loss ...............................................................................      (48,474,707)
                                                                                                                      -------------
Net Decrease in Net Assets Resulting from Operations .............................................................    $ (41,723,657)
                                                                                                                      =============

See Notes to Financial Statements.


8       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Statements of Changes in Net Assets           BlackRock International Index Fund

                                                                                                      Six Months
                                                                                                         Ended
                                                                                                       June 30,          Year Ended
                                                                                                         2008           December 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)           2007
====================================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $   6,751,050     $   8,236,519
Net realized gain (loss) .......................................................................       (4,466,102)        9,958,373
Net change in unrealized appreciation/depreciation .............................................      (44,008,605)       16,766,802
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ................................      (41,723,657)       34,961,694
                                                                                                    -------------------------------
====================================================================================================================================
Dividends and Distributions to Shareholders From
------------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ..............................................................................               --        (4,478,760)
    Investor A .................................................................................               --        (5,514,035)
Net realized gain:
    Institutional ..............................................................................               --        (4,651,792)
    Investor A .................................................................................               --        (6,295,009)
                                                                                                    -------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders ..............               --       (20,939,596)
                                                                                                    -------------------------------
====================================================================================================================================
Capital Share Transactions
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from capital share transactions .............................        6,098,748        28,346,777
                                                                                                    -------------------------------
====================================================================================================================================
Redemption Fee
------------------------------------------------------------------------------------------------------------------------------------
Redemption fee .................................................................................            2,802             2,573
                                                                                                    -------------------------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ........................................................      (35,622,107)       42,371,448
Beginning of period ............................................................................      373,162,089       330,790,641
                                                                                                    -------------------------------
End of period ..................................................................................    $ 337,539,982     $ 373,162,089
                                                                                                    ===============================
End of period undistributed (accumulated distributions in excess of) net investment income .....    $   4,906,762     $  (1,844,288)
                                                                                                    ===============================

See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       9

Financial Highlights                          BlackRock International Index Fund

                                                                                    Institutional
                                                    ------------------------------------------------------------------------------
                                                     Six Months
                                                       Ended
                                                      June 30,                          Year Ended December 31,
                                                        2008     -----------------------------------------------------------------
                                                    (Unaudited)     2007          2006          2005          2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............  $   15.73    $   15.14     $   12.47     $   11.19     $    9.59     $    7.08
                                                    ------------------------------------------------------------------------------
Net investment income 1 ..........................       0.29         0.39          0.32          0.23          0.19          0.15
Net realized and unrealized gain (loss) ..........      (2.02) 2      1.16 2        2.92 2        1.24 2        1.69 2        2.56
                                                    ------------------------------------------------------------------------------
Net increase (decrease) from investment operations      (1.73)        1.55          3.24          1.47          1.88          2.71
                                                    ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................         --        (0.47)        (0.37)        (0.19)        (0.28)        (0.20)
    Net realized gain ............................         --        (0.49)        (0.20)           --            --            --
                                                    ------------------------------------------------------------------------------
Total dividends and distributions ................         --        (0.96)        (0.57)        (0.19)        (0.28)        (0.20)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period ...................  $   14.00    $   15.73     $   15.14     $   12.47     $   11.19     $    9.59
                                                    ==============================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................     (11.00)% 3    10.28%        26.09%        13.19%        19.78%        38.39%
                                                    ==============================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................       0.52% 5      0.54%         0.47%         0.55%         0.58%         0.62%
                                                    ==============================================================================
Total expenses ...................................       0.52% 5      0.54%         0.52%         0.56%         0.59%         0.62%
                                                    ==============================================================================
Net investment income ............................       3.97% 5      2.37%         2.31%         1.98%         1.91%         1.86%
                                                    ==============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................  $ 145,139    $ 158,740     $ 133,267     $  90,157     $  35,878     $  27,494
                                                    ==============================================================================
Portfolio turnover of the Series .................         16%          30%           23%           11%           14%            9%
                                                    ==============================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Aggregate total investment return.
4 Includes the Fund's share of the Series' allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


10       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Financial Highlights (concluded)              BlackRock International Index Fund

                                                                                      Investor A
                                                    ------------------------------------------------------------------------------
                                                     Six Months
                                                       Ended
                                                      June 30,                          Year Ended December 31,
                                                        2008     -----------------------------------------------------------------
                                                    (Unaudited)     2007          2006          2005          2004          2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............  $   15.65    $   15.07     $   12.41     $   11.15     $    9.56     $    7.06
                                                    ------------------------------------------------------------------------------
Net investment income 1 ..........................       0.27         0.34          0.29          0.21          0.17          0.12
Net realized and unrealized gain (loss) ..........      (2.01) 2      1.16 2        2.91 2        1.21 2        1.67 2        2.56
                                                    ------------------------------------------------------------------------------
Net increase (decrease) from investment operations      (1.74)        1.50          3.20          1.42          1.84          2.68
                                                    ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................         --        (0.43)        (0.34)        (0.16)        (0.25)        (0.18)
    Net realized gain ............................         --        (0.49)        (0.20)           --            --            --
                                                    ------------------------------------------------------------------------------
Total dividends and distributions ................         --        (0.92)        (0.54)        (0.16)        (0.25)        (0.18)
                                                    ------------------------------------------------------------------------------
Net asset value, end of period ...................  $   13.91    $   15.65     $   15.07     $   12.41     $   11.15     $    9.56
                                                    ==============================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................     (11.12)% 3     9.98%        25.85%        12.81%        19.46%        38.10%
                                                    ==============================================================================
==================================================================================================================================
Ratios to Average Net Assets 4
----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................       0.77% 5      0.79%         0.72%         0.80%         0.83%         0.87%
                                                    ==============================================================================
Total expenses ...................................       0.77% 5      0.79%         0.78%         0.81%         0.84%         0.88%
                                                    ==============================================================================
Net investment income ............................       3.71% 5      2.11%         2.11%         1.84%         1.69%         1.59%
                                                    ==============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................  $ 192,401    $ 214,422     $ 197,524     $ 160,177     $ 132,873     $ 103,725
                                                    ==============================================================================
Portfolio turnover of the Series .................         16%          30%           23%           11%           14%            9%
                                                    ==============================================================================

1     Based on average shares outstanding.
2     Includes a redemption fee, which is less than $0.01 per share.
3     Aggregate total investment return.
4 Includes the Fund's share of the Series' allocated expenses and/or net investment income.
5     Annualized.

See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       11

Notes to Financial Statements (Unaudited)     BlackRock International Index Fund

1. Significant Accounting Policies:

BlackRock International Index Fund (the "Fund"), a series of BlackRock Index Funds, Inc. (the "Corporation"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all or a portion of its assets in Master International Index Series (the "Series") of Quantitative Master Series LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Summary Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at June 30, 2008 was 32%. The Fund offers two classes of shares. Institutional and Investor A Shares are generally sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1 of the Series' Notes to Financial Statements, which are included elsewhere in this report.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

o Level 1 -- price quotations in active markets/exchanges for identical securities

o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
                                                                  Investments in
Valuation Inputs                                                    Securities
--------------------------------------------------------------------------------
Level 1 ..........................................                           --
Level 2 ..........................................                 $337,681,009
Level 3 ..........................................                           --
--------------------------------------------------------------------------------
Total                                                              $337,681,009
                                                                   ============

Investment Transactions and Net Investment Income: Investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Funds financial statement disclosures, if any, is currently being assessed.


12       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Notes to Financial Statements (continued)     BlackRock International Index Fund

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Corporation, on behalf of the Fund, has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.34% of the average daily value of the Fund's net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding service fees) will not exceed 0.65%. This arrangement has a one-year term and is renewable.

The Corporation, on behalf of the Fund, has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service fees with respect to Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer for providing shareholder servicing to Investor A shareholders.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended June 30, 2008, the Fund paid $71,987 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund's transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended June 30, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ...................................................    $  607
Investor A ......................................................    $2,472
--------------------------------------------------------------------------------

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       13

Notes to Financial Statements (concluded)     BlackRock International Index Fund

3. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

                                                                            Six Months Ended                    Year Ended
                                                                             June 30, 2008                   December 31, 2007
                                                                      ---------------------------       ---------------------------
                                                                        Shares          Amount             Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................       2,305,442     $ 33,814,393        4,239,119     $ 68,229,646
Shares issued to shareholders in reinvestment of dividends
  and distributions ............................................              --               --          568,714        8,861,976
                                                                      ---------------------------       ---------------------------
Total issued ...................................................       2,305,442       33,814,393        4,807,833       77,091,622
Shares redeemed ................................................      (2,030,303)     (29,694,948)      (3,515,519)     (57,115,652)
                                                                      ---------------------------       ---------------------------
Net increase ...................................................         275,139     $  4,119,445        1,292,314     $ 19,975,970
                                                                      ===========================       ===========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................       1,053,631     $ 15,409,769        2,588,127     $ 41,560,030
Shares issued to shareholders in reinvestment of dividends
  and distributions ............................................              --               --          750,023       11,625,706
                                                                      ---------------------------       ---------------------------
Total issued ...................................................       1,053,631       15,409,769        3,338,150       53,185,736
Shares redeemed ................................................        (924,661)     (13,430,466)      (2,742,436)     (44,814,929)
                                                                      ---------------------------       ---------------------------
Net increase ...................................................         128,970     $  1,979,303          595,714     $  8,370,807
                                                                      ===========================       ===========================

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

4. Subsequent Event:

The Fund paid an ordinary income dividend in the amount of $0.036098 per Institutional Share and Investor A Share on July 18, 2008 to shareholders of record on July 16, 2008.


14       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Portfolio Information                          Master International Index Series

As of June 30, 2008

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
iShares MSCI EAFA Index Fund ..........................................    4%
BP Plc ................................................................    2
Total SA ..............................................................    1
HSBC Holdings Plc .....................................................    1
Nestle SA Registered Shares ...........................................    1
Vodafone Group Plc ....................................................    1
Royal Dutch Shell Plc .................................................    1
BHP Billiton Ltd. .....................................................    1
Novartis AG Registered Shares .........................................    1
E.ON AG ...............................................................    1
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Commercial Banks ......................................................    13%
Oil, Gas & Consumable Fuels ...........................................     9
Metals & Mining .......................................................     7
Pharmaceuticals .......................................................     6
Insurance .............................................................     5
--------------------------------------------------------------------------------
      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. The definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                                Percent of Long-Term Investments
                                                --------------------------------
Geographic Region                                     2008            2007
--------------------------------------------------------------------------------
United Kingdom ....................................    21%             22%
Japan .............................................    20              20
France ............................................    10              10
Germany ...........................................     9               9
Switzerland .......................................     7               7
Australia .........................................     6               6
Spain .............................................     4               4
United States .....................................     4               2
Italy .............................................     4               4
Netherlands .......................................     2               3
Sweden ............................................     2               2
Hong Kong .........................................     2               2
Finland ...........................................     1               2
Singapore .........................................     1               1
Norway ............................................     1               1
Belgium ...........................................     1               1
Denmark ...........................................     1               1
Luxembourg ........................................     1              --
Greece ............................................     1               1
Austria ...........................................     1               1
Ireland ...........................................     1               1
--------------------------------------------------------------------------------


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       15

Summary Schedule of Investments June 30, 2008 (Unaudited)
                                               Master International Index Series
                                     (Percentages shown are based on Net Assets)


This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings, each investment of any issuer that exceeds 1% of the Series' net assets and affiliated issues. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete Schedule of Investments is available without charge, upon request, by calling 800-441-7762 or on the Securities and Exchange Commission's website at http://www.sec.gov.

====================================================================================================================================
Industry                                    Common Stocks                                  Shares          Value             Percent
====================================================================================================================================
Aerospace & Defense                         Other Securities                                          $    6,477,955           0.6%
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                     Other Securities                                               3,767,596           0.4
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                    Other Securities                                               2,481,451           0.2
------------------------------------------------------------------------------------------------------------------------------------
Auto Components                             Other Securities                                               7,687,699           0.7
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                                 DaimlerChrysler AG                             75,625          4,690,714           0.4
                                            Honda Motor Co., Ltd.                         139,800          4,770,908           0.5
                                            Toyota Motor Corp.                            225,800         10,658,665           1.0
                                            Other Securities                                              14,028,865           1.3
                                                                                                      ------------------------------
                                                                                                          34,149,152           3.2
------------------------------------------------------------------------------------------------------------------------------------
Beverages                                   Other Securities                                              13,886,140           1.3
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                               Other Securities                                               2,410,776           0.2
------------------------------------------------------------------------------------------------------------------------------------
Building Products                           Other Securities                                               5,591,469           0.5
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets                             UBS AG (a)                                    247,404          5,155,464           0.5
                                            Other Securities                                              18,204,064           1.7
                                                                                                      ------------------------------
                                                                                                          23,359,528           2.2
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                   BASF SE                                        80,438          5,543,913           0.5
                                            Bayer AG                                       64,499          5,426,846           0.5
                                            Other Securities                                              26,338,452           2.5
                                                                                                      ------------------------------
                                                                                                          37,309,211           3.5
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                            BNP Paribas SA                                 67,732          6,097,042           0.6
                                            Banco Bilbao Vizcaya Argentaria SA            297,839          5,674,971           0.5
                                            Banco Santander SA                            521,062          9,506,325           0.9
                                            Commonwealth Bank of Australia Ltd.           108,474          4,182,715           0.4
                                            HSBC Holdings Plc                             991,430         15,265,566           1.4
                                            Mitsubishi UFJ Financial Group, Inc.          874,618          7,729,388           0.7
                                            Royal Bank of Scotland Group Plc            1,341,311          5,710,136           0.6
                                            Sumitomo Mitsui Financial Group, Inc.             543          4,083,473           0.4
                                            Unicredit SpA                                 959,229          5,835,610           0.6
                                            Other Securities                                              76,004,073           7.2
                                                                                                      ------------------------------
                                                                                                         140,089,299          13.3
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies              Other Securities                                               7,700,134           0.7
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                    Nokia Oyj                                     334,503          8,176,242           0.8
                                            Other Securities                                               3,829,801           0.3
                                                                                                      ------------------------------
                                                                                                          12,006,043           1.1
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                     Other Securities                                               4,793,664           0.5
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                  Other Securities                                              10,656,169           1.0
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials                      Other Securities                                               6,377,682           0.6
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                            Other Securities                                               2,191,133           0.2
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                      Other Securities                                               1,009,455           0.1
------------------------------------------------------------------------------------------------------------------------------------
Distributors                                Other Securities                                                 940,163           0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services               Other Securities                                                 186,305           0.0
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services              ING Groep NV CVA                              158,275          5,004,296           0.5
                                            Other Securities                                              11,158,479           1.0
                                                                                                      ------------------------------
                                                                                                          16,162,775           1.5
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


16       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Summary Schedule of Investments (continued)    Master International Index Series
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                  Shares          Value             Percent
====================================================================================================================================
Diversified Telecommunication Services      France Telecom SA                             151,335     $    4,438,218           0.4%
                                            Telefonica SA                                 357,958          9,472,939           0.9
                                            Other Securities                                              25,007,589           2.4
                                                                                                      ------------------------------
                                                                                                          38,918,746           3.7
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                          E.ON AG                                        53,136         10,709,279           1.0
                                            Other Securities                                              28,616,239           2.7
                                                                                                      ------------------------------
                                                                                                          39,325,518           3.7
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                        ABB Ltd.                                      184,739          5,229,195           0.5
                                            Other Securities                                              11,816,261           1.1
                                                                                                      ------------------------------
                                                                                                          17,045,456           1.6
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments          Other Securities                                              11,311,271           1.1
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                 Other Securities                                               5,934,962           0.6
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                    Tesco Plc                                     652,982          4,776,106           0.4
                                            Other Securities                                              16,617,656           1.6
                                                                                                      ------------------------------
                                                                                                          21,393,762           2.0
------------------------------------------------------------------------------------------------------------------------------------
Food Products                               Nestle SA Registered Shares                   332,370         14,978,145           1.4
                                            Other Securities                                              15,332,800           1.5
                                                                                                      ------------------------------
                                                                                                          30,310,945           2.9
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                               Other Securities                                               4,955,653           0.5
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies            Other Securities                                               6,378,191           0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services            Other Securities                                               2,109,808           0.2
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure               Other Securities                                               8,294,680           0.8
------------------------------------------------------------------------------------------------------------------------------------
Household Durables                          Other Securities                                              10,980,411           1.0
------------------------------------------------------------------------------------------------------------------------------------
Household Products                          Other Securities                                               4,369,977           0.4
------------------------------------------------------------------------------------------------------------------------------------
IT Services                                 Other Securities                                               2,801,370           0.3
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &               Other Securities                                               2,002,089           0.2
Energy Traders
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                    Siemens AG                                     72,270          8,011,879           0.8
                                            Other Securities                                               9,508,381           0.9
                                                                                                      ------------------------------
                                                                                                          17,520,260           1.7
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                   Allianz AG Registered Shares                   37,418          6,581,962           0.6
                                            Other Securities                                              40,838,856           3.9
                                                                                                      ------------------------------
                                                                                                          47,420,818           4.5
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                   Other Securities                                                 790,368           0.1
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                Other Securities                                                 740,160           0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                Other Securities                                               2,060,759           0.2
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services              Other Securities                                                 541,736           0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                   Other Securities                                              22,146,199           2.1
------------------------------------------------------------------------------------------------------------------------------------
Marine                                      Other Securities                                               5,335,474           0.5
------------------------------------------------------------------------------------------------------------------------------------
Media                                       Other Securities                                              14,932,731           1.4
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                             Anglo American Plc                            110,084          7,731,603           0.7
                                            ArcelorMittal                                  72,665          7,141,154           0.7
                                            BHP Billiton Ltd.                             278,546         11,855,039           1.1
                                            BHP Billiton Plc                              184,422          7,072,581           0.7
                                            Rio Tinto Ltd.                                 23,469          3,036,599           0.3
                                            Rio Tinto Plc Registered Shares                83,246         10,025,058           0.9
                                            Xstrata Plc                                    53,315          4,247,091           0.4
                                            Other Securities                                              23,870,761           2.3
                                                                                                      ------------------------------
                                                                                                          74,979,886           7.1
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       17

Summary Schedule of Investments (continued)    Master International Index Series
                                     (Percentages shown are based on Net Assets)

Industry                                    Common Stocks                                  Shares          Value             Percent
====================================================================================================================================
Multi-Utilities                             RWE AG                                         36,869     $    4,654,941           0.4%
                                            Suez SA                                        86,754          5,880,853           0.6
                                            Other Securities                                               8,439,349           0.8
                                                                                                      ------------------------------
                                                                                                          18,975,143           1.8
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                            Other Securities                                               3,099,631           0.3
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics                          Canon, Inc.                                    88,200          4,540,176           0.4
                                            Other Securities                                               2,319,383           0.2
                                                                                                      ------------------------------
                                                                                                           6,859,559           0.6
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                 BG Group Plc                                  278,189          7,229,421           0.7
                                            BP Plc                                      1,577,445         18,283,499           1.7
                                            Eni SpA                                       216,899          8,057,887           0.8
                                            Royal Dutch Shell Plc                         297,074         12,177,494           1.2
                                            Royal Dutch Shell Plc Class B                 230,059          9,212,270           0.9
                                            Statoilhydro ASA                              108,294          4,040,423           0.4
                                            Total SA                                      179,986         15,320,161           1.4
                                            Other Securities                                              14,921,976           1.4
                                                                                                      ------------------------------
                                                                                                          89,243,131           8.5
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                     Other Securities                                               2,752,871           0.3
------------------------------------------------------------------------------------------------------------------------------------
Personal Products                           Other Securities                                               3,316,540           0.3
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                             AstraZeneca Plc                               120,974          5,143,607           0.5
                                            GlaxoSmithKline Plc                           456,019         10,080,644           1.0
                                            Novartis AG Registered Shares                 195,789         10,774,699           1.0
                                            Roche Holding AG                               59,298         10,660,139           1.0
                                            Sanofi-Aventis                                 85,065          5,652,487           0.5
                                            Other Securities                                              16,309,554           1.5
                                                                                                      ------------------------------
                                                                                                          58,621,130           5.5
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)       Other Securities                                              11,905,537           1.1
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development        Other Securities                                              16,141,405           1.5
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                 Other Securities                                               8,705,794           0.8
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                            Other Securities                                               4,545,430           0.4
Semiconductor Equipment
------------------------------------------------------------------------------------------------------------------------------------
Software                                    Nintendo Co., Ltd.                              8,200          4,650,002           0.4
                                            Other Securities                                               5,288,544           0.5
                                                                                                      ------------------------------
                                                                                                           9,938,546           0.9
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                            Other Securities                                               5,924,607           0.6
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods            Other Securities                                               9,555,769           0.9
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                     British American Tobacco Plc                  125,553          4,330,801           0.4
                                            Other Securities                                               5,195,419           0.5
                                                                                                      ------------------------------
                                                                                                           9,526,220           0.9
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors            Other Securities                                              12,418,880           1.2
------------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure               Other Securities                                               3,676,856           0.4
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities                             Other Securities                                                 512,930           0.1
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services         Vodafone Group Plc                          4,437,083         13,073,020           1.2
                                            Other Securities                                               5,681,633           0.6
                                                                                                      ------------------------------
                                                                                                          18,754,653           1.8
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Common Stocks                                        1,026,309,661          97.2
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


18       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Summary Schedule of Investments (continued)    Master International Index Series
                                     (Percentages shown are based on Net Assets)

                                            Exchange-Traded Funds                         Shares           Value             Percent
====================================================================================================================================
                                            iShares MSCI EAFE Index Fund                  580,230     $   39,861,801           3.8%
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Exchange-Traded Funds                                   39,861,801           3.8
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

Industry                                    Preferred Stocks
====================================================================================================================================
Automobiles                                 Other Securities                                               1,254,469           0.1
------------------------------------------------------------------------------------------------------------------------------------
Household Products                          Other Securities                                                 607,358           0.1
------------------------------------------------------------------------------------------------------------------------------------
Media                                       Other Securities                                                  46,726           0.0
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                             Other Securities                                                 263,966           0.0
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Preferred Stocks                                         2,172,519           0.2
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                            Rights
====================================================================================================================================
Commercial Banks                            Other Securities                                                  49,023           0.0
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Rights                                                      49,023           0.0
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Long-Term Securities
                                            (Cost -- $921,272,409)                                     1,068,393,004         101.2
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                                                       Beneficial
                                                                                         Interest
                                            Short-Term Securities                           (000)
====================================================================================================================================
                                            BlackRock Liquidity Series, LLC Cash
                                            Sweep Series, 2.56% (b)(c)                   $  7,111     $    7,110,912           0.7
------------------------------------------------------------------------------------------------------------------------------------
                                            Total Short-Term Securities
                                            (Cost -- $7,110,912)                                           7,110,912           0.7
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $928,383,321*)                                                              1,075,503,916         101.9

Liabilities in Excess of Other Assets                                                                    (19,567,874)         (1.9)
                                                                                                      ------------------------------
Net Assets                                                                                            $1,055,936,042         100.0%
                                                                                                      ==============================

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 941,324,811
                                                                  =============
      Gross unrealized appreciation ..........................    $ 204,863,295
      Gross unrealized depreciation ..........................      (70,684,190)
                                                                  -------------
      Net unrealized appreciation ............................    $ 134,179,105
                                                                  =============

(a)   Non-income producing security.
(b)   Represents the current yield as of report date.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net
                                                            Activity    Interest
      Affiliate                                               (000)      Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $(6,418)    $233,820
      --------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       19

Summary Schedule of Investments (concluded)    Master International Index Series

o     Financial futures contracts purchased as of June 30, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------
      Number of                                                 Expiration                            Unrealized
      Contracts     Issue                      Exchange            Date             Face Value       Depreciation
      -----------------------------------------------------------------------------------------------------------
          43        OMX Stock Index Future     Stockholm           July 2008        $  681,701          $ (65,880)
         108        DJ Euro Stoxx 50           Eurex          September 2008        $5,955,728           (208,334)
          45        FTSE 100 Index Future      LIFFE          September 2008        $5,163,908           (101,464)
          22        SPI 200 Index Future       Sydney         September 2008        $2,836,241            (98,183)
          48        TOPIX Index Future         Tokyo          September 2008        $6,252,247           (292,083)
      -----------------------------------------------------------------------------------------------------------
      Total                                                                                             $(765,944)
                                                                                                        =========

o     Forward foreign currency contracts as of June 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------------
             Currency                   Currency                Settlement                            Unrealized
            Purchased                     Sold                    Date               Appreciation (Depreciation)
      ----------------------------------------------------------------------------------------------------------
      AUD        3,186,150         $         2,987,612           8/14/08                              $   47,781
      CHF        1,813,000         $         1,737,942           8/14/08                                  37,724
      EUR       10,821,500         $        16,745,401           8/14/08                                 252,441
      EUR          620,000         $           966,856           8/14/08                                   7,008
      EUR           53,000         $            81,915           8/14/08                                   1,334
      GBP          301,000         $           597,612           8/14/08                                    (206)
      GBP        4,440,000         $         8,633,170           8/14/08                                 179,075
      JPY       87,113,000         $           816,306           8/14/08                                   6,180
      JPY    1,363,174,000         $        13,085,321           8/14/08                                (214,789)
      SEK        4,841,000         $           802,622           8/14/08                                    (836)
      $          1,618,334         AUD       1,715,000           8/14/08                                 (15,519)
      $          1,106,877         CHF       1,147,000           8/14/08                                 (16,504)
      $            196,463         CHF         203,000           8/14/08                                  (2,357)
      $            427,888         EUR         276,000           8/14/08                                  (5,638)
      $         13,332,680         EUR       8,586,000           8/14/08                                (153,756)
      $            390,860         GBP         200,000           8/14/08                                  (6,088)
      $          6,040,685         GBP       3,085,000           8/14/08                                 (82,238)
      $         10,281,351         JPY   1,070,553,000           8/14/08                                 173,627
      $            294,678         JPY       1,780,000           8/14/08                                    (132)
      ----------------------------------------------------------------------------------------------------------
      Total                                                                                           $  207,107
                                                                                                      ==========

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 -- price quotations in active markets/exchanges for identical securities

      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to
      Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

      --------------------------------------------------------------------------
                                           Investments in        Other Financial
      Valuation Inputs                         Securities           Instruments*
      --------------------------------------------------------------------------
      Level 1 ........................       $   41,426,133           $(765,944)
      Level 2 ........................       $1,034,077,783           $ 207,107
      Level 3 ........................                   --                  --
      --------------------------------------------------------------------------
      Total                                  $1,075,503,916           $(558,837)
                                             ==================================

      * Other financial instruments are futures and forward foreign currency contracts.

o     Currency Abbreviations:

      AUD     Australian Dollar       GBP     British Pound
      CHF     Swiss Franc             JPY     Japanese Yen
      EUR     Euro                    SEK     Swedish Krona

See Notes to Financial Statements.


20       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Statement of Assets and Liabilities            Master International Index Series

June 30, 2008 (Unaudited)
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $921,272,409) ......................................................    $1,068,393,004
Investments at value -- affiliated (cost -- $7,110,912) ..........................................................         7,110,912
Cash .............................................................................................................         1,241,800
Cash on deposit for financial futures contracts ..................................................................         4,499,000
Foreign currency at value (cost -- $6,094,021) ...................................................................         6,143,946
Unrealized appreciation on forward foreign currency contracts ....................................................           705,170
Dividends receivable .............................................................................................         4,942,237
Investments sold receivable ......................................................................................           188,571
Prepaid expenses .................................................................................................            31,186
                                                                                                                      --------------
Total assets .....................................................................................................     1,093,255,826
                                                                                                                      --------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on forward foreign currency contracts ....................................................           498,063
Investments purchased payable ....................................................................................           413,252
Withdrawals payable to the Investors .............................................................................        36,000,501
Margin variation payable .........................................................................................           134,770
Investment advisory fees payable .................................................................................             2,855
Other affiliates payable .........................................................................................             8,803
Officer's and Directors' fees payable ............................................................................               209
Other accrued expenses payable ...................................................................................           261,331
                                                                                                                      --------------
Total liabilities ................................................................................................        37,319,784
                                                                                                                      --------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $1,055,936,042
                                                                                                                      ==============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Investors' capital ...............................................................................................    $  908,998,040
Net unrealized appreciation/depreciation .........................................................................       146,938,002
                                                                                                                      --------------
Net assets .......................................................................................................    $1,055,936,042
                                                                                                                      ==============

See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       21

Statement of Operations                        Master International Index Series

Six Months Ended June 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $2,573,398 foreign withholding tax) ............................................................    $  23,793,681
Interest from affiliates .........................................................................................          233,820
                                                                                                                      -------------
Total income .....................................................................................................       24,027,501
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Custodian ........................................................................................................          311,407
Accounting services ..............................................................................................           82,696
Investment advisory ..............................................................................................           53,046
Professional .....................................................................................................           33,220
Officer and Directors ............................................................................................           12,780
Printing .........................................................................................................              785
Miscellaneous ....................................................................................................           53,786
                                                                                                                      -------------
Total expenses ...................................................................................................          547,720
Less fees waived by advisor ......................................................................................           (6,728)
                                                                                                                      -------------
Total expenses after waiver ......................................................................................          540,992
                                                                                                                      -------------
Net investment income ............................................................................................       23,486,509
                                                                                                                      -------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ..................................................................................................       (9,341,626)
    In-kind redemption ...........................................................................................       (1,719,947)
    Futures ......................................................................................................       (1,916,406)
    Foreign currency .............................................................................................          234,913
                                                                                                                      -------------
                                                                                                                        (12,743,066)
                                                                                                                      -------------
Net change in unrealized appreciation/depreciation on:
    Investments ..................................................................................................     (141,005,531)
    Futures ......................................................................................................         (904,529)
    Foreign currency .............................................................................................          346,290
                                                                                                                      -------------
                                                                                                                       (141,563,770)
                                                                                                                      -------------
Total realized and unrealized loss ...............................................................................     (154,306,836)
                                                                                                                      -------------
Net Decrease in Net Assets Resulting from Operations .............................................................    $(130,820,327)
                                                                                                                      =============

See Notes to Financial Statements.


22       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Statements of Changes in Net Assets            Master International Index Series

                                                                                                   Six Months
                                                                                                     Ended
                                                                                                    June 30,           Year Ended
                                                                                                      2008            December 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ......................................................................    $    23,486,509     $    32,702,640
Net realized gain (loss) ...................................................................        (12,743,066)         21,342,720
Net change in unrealized appreciation/depreciation .........................................       (141,563,770)         60,461,397
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................       (130,820,327)        114,506,757
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................................................        389,573,397         740,944,038
Fair value of withdrawals                                                                          (345,988,589)       (542,265,015)
                                                                                                -----------------------------------
Net increase in net assets derived from capital transactions ...............................         43,584,808         198,679,023
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ....................................................        (87,235,519)        313,185,780
Beginning of period ........................................................................      1,143,171,561         829,985,781
                                                                                                -----------------------------------
End of period ..............................................................................    $ 1,055,936,042     $ 1,143,171,561
                                                                                                ===================================

See Notes to Financial Statements.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       23

Financial Highlights                           Master International Index Series

                                               Six Months
                                                  Ended
                                                June 30,                            Year Ended December 31,
                                                  2008       ----------------------------------------------------------------------
                                               (Unaudited)       2007           2006           2005           2004           2003
===================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Total investment return ..................        (10.80)% 1      10.80%         26.61%         13.64%         20.32%         38.97%
                                              =====================================================================================
===================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ..............          0.10% 2        0.09%          0.10%          0.10%          0.09%          0.09%
                                              =====================================================================================
Total expenses ...........................          0.10% 2        0.10%          0.11%          0.10%          0.10%          0.10%
                                              =====================================================================================
Net investment income ....................          4.42% 2        2.86%          2.70%          2.53%          2.55%          2.23%
                                              =====================================================================================
===================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..........    $1,055,936     $1,143,172     $  829,986     $  523,155     $  322,067     $  553,129
                                              =====================================================================================
Portfolio turnover .......................            16%            30%            23%            11%            14%             9%
                                              =====================================================================================

1     Aggregate total investment return.
2     Annualized.

See Notes to Financial Statements.


24       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Notes to Financial Statements (Unaudited)      Master International Index Series

1. Significant Accounting Policies:

Master International Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Series subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Series may engage in various port-folio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

o Forward foreign currency contracts -- The Series may enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Series, help to manage the overall exposure to the foreign currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       25

Notes to Financial Statements (continued)      Master International Index Series

exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Preferred Stock: The Series may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregates assets in connection with certain investments (e.g., futures), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment trans-actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the Series are recorded on the ex-dividend dates.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Series financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

The Advisor has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Advisor will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.12% of the Series' average daily net assets. This arrangement has a one-year term and is renewable. This amount is shown on the Statement of Operations as fees waived by the advisor.

The Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is equal to a percentage of the investment advisory fee paid by the Series to the Advisor.


26       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Notes to Financial Statements (concluded)      Master International Index Series

For the six months ended June 30, 2008, the Series reimbursed the Advisor $7,617 for certain accounting services, which is included in accounting services in the Statement of Operations.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, received $25,149 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $283,039,338 and $168,644,084, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

5. Commitments:

At June 30, 2008, the Series had entered into foreign exchange contracts, in addition to the contracts listed on the Schedule of Investments, under which it had agreed to buy various foreign securities with approximate values of $52,000.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       27

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

BlackRock International Index Fund (the "Fund") of BlackRock Index Funds, Inc. (the "Series Fund") currently invests all of its investable assets in the Master International Index Series (the "Portfolio") of Quantitative Master Series LLC (the "Master LLC"). Accordingly, the Fund does not require investment advisory services, since all investments are made at the Portfolio level.

The Board of Directors of the Master LLC met in person in April and June 2008 to consider the approval of the Master LLC's investment advisory agreement entered into on behalf of the Portfolio with the Master LLC's investment adviser, BlackRock Advisors, LLC (the "Adviser") (the "Advisory Agreement"). The Board of the Master LLC also considered the approval of the subadvisory agreement with respect to the Portfolio between the Adviser and BlackRock Investment Management, LLC (the "Subadviser") (the "Subadvisory Agreement"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements." Since the Fund invests all of its investable assets in the Portfolio, the Board of Directors of the Series Fund also considered the approval of the Agreements. For ease and clarity of presentation, the Board of Directors of the Master LLC and the Board of Directors of the Series Fund, which are comprised of the same thirteen individuals, are herein referred to collectively as the "Boards," the members of which are referred to as "Directors."

Activities and Composition of the Boards

The Boards each consist of thirteen individuals, eleven of whom are not "interested persons" of either the Series Fund or the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Boards are responsible for the oversight of the operations of the Fund and the Portfolio, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are both Independent Directors. The Boards established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Adviser with respect to the Portfolio with an initial two-year term and the Adviser entered into a Subadvisory Agreement with the Subadviser with respect to the Portfolio with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Fund and/or the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Boards also received and assessed information regarding the services provided to the Fund and/or the Portfolio by certain unaffiliated service providers.

Throughout the year, the Boards, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund's Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Boards considered, as pertinent, were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund and/or the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) Fund and/or Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's and the Portfolio's investment objective, policies and restrictions, (e) the Master LLC's and the Series Fund's compliance with their respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Boards; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.


28       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meetings at which approval of the Agreements was to be considered, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Fund's fees and expenses and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers");
(b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund and/or the Portfolio, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares and the Portfolio's interests; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the Boards requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the Fund and the Portfolio profitability, the Fund and the Portfolio size and the Fund and the Portfolio fee levels; and (iv) additional information on sales and redemptions.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Fund's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, allocation of Portfolio brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and the Portfolio. The Boards did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Boards discussed and considered materials provided. As a result of the discussions, the Boards requested and BlackRock provided additional information, as detailed above, in advance of the June 3 - 4, 2008 Board meeting. At an in-person meeting held on June 3 - 4, 2008, the Boards, including the Independent Directors, unanimously approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. The Boards considered all factors they believed relevant with respect to the Fund and the Portfolio, as relevant, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Fund and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationships with the Fund and the Portfolio; and
(iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Boards, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Boards compared the Fund's performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Boards met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the Portfolio's portfolio management team discussing the performance and the Portfolio's investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed BlackRock's compensation structure with respect to the portfolio management team of the Portfolio and BlackRock's ability to attract and retain high-quality talent.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       29

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Fund/Portfolio. BlackRock and its affiliates provide the Fund and the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the Portfolio with other services, including, as pertinent, (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports;
(b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Fund and the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Boards reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund, the Portfolio and BlackRock: The Boards, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 16, 2008 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards regularly review the performance of the Fund throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

In considering the performance data provided by Lipper, the Boards noted that the Fund's performance was at or above the median for its Peers in the three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Fund and the Portfolio: The Boards, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in the Fund's Lipper category. They also compared the Fund's total expenses to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Boards reviewed BlackRock's profitability with respect to the Portfolio and each fund the Boards currently oversee for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Boards considered the cost of the services provided to the Fund and the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution, as pertinent, of the Fund and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock's methodology in allocating its costs to the management of the Fund and the Portfolio and concluded that there was a reasonable basis for the allocation. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Boards.

The Boards noted that the Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers. The Boards also noted that the Adviser had entered into a contractual arrangement with the Fund/Portfolio pursuant to which BlackRock will waive a portion of its advisory or administrative fees and/or reimburse expenses of the Portfolio to ensure that total operating expenses of the Portfolio do not exceed a specified amount.


30       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

D. Economies of Scale: The Boards, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund and the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Portfolio to participate in these economies of scale. The Boards, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund and the Portfolio. The Boards considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund's management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Boards also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund and the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund and the Portfolio, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third-party research, obtained by soft dollars generated by transactions in the Portfolio, to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock's brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Boards approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Fund/Portfolio for a one-year term ending June 30, 2009; and (b) the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Boards, including the Independent Directors, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Portfolio and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund and the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       31

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund/Master LLC President and Chief Executive Officer Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund/Master LLC Howard Surloff, Secretary

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


32       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       33

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34       BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


          BLACKROCK INTERNATIONAL INDEX FUND              JUNE 30, 2008       35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock International Index Fund of
BlackRock Index Funds, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                   #Index 2-6/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) Schedule of Investments - Master International Index Series

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.0%                     Toll Holdings Ltd.                                        51,423   $     297,563
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Qantas Airways Ltd.                                       78,155         227,753
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                   Coca-Cola Amatil Ltd.                                     47,908         321,956
                                                   Foster's Group Ltd.                                      163,017         792,499
                                                   Lion Nathan Ltd.                                          15,978         130,888
                                                                                                                      -------------
                                                                                                                          1,245,343
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                               CSL Ltd.                                                  46,221       1,582,193
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                             Macquarie Group Ltd.                                      23,007       1,071,104
                                                   Perpetual Trustees Australia Ltd.                          1,777          72,848
                                                                                                                      -------------
                                                                                                                          1,143,952
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                                   Incitec Pivot Ltd.                                         5,084         900,226
                                                   Orica Ltd.                                                26,833         753,138
                                                                                                                      -------------
                                                                                                                          1,653,364
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.4%                            Australia & New Zealand Banking Group Ltd.               161,110       2,895,576
                                                   Bendigo and Adelaide Bank Ltd.                            20,287         212,594
                                                   Commonwealth Bank of Australia Ltd.                      108,474       4,182,715
                                                   National Australia Bank Ltd.                             134,118       3,405,466
                                                   St. George Bank Ltd.                                      49,425       1,286,054
                                                   Westpac Banking Corp.                                    157,278       3,020,841
                                                                                                                      -------------
                                                                                                                         15,003,246
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -                   Brambles Ltd.                                            118,200         989,327
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  Boart Longyear Group                                      92,485         197,758
                                                   Leighton Holdings Ltd.                                    11,587         564,227
                                                                                                                      -------------
                                                                                                                            761,985
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Boral Ltd.                                                36,024         195,145
                                                   James Hardie Industries NV                                31,616         128,365
                                                                                                                      -------------
                                                                                                                            323,510
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                      Amcor Ltd.                                                73,767         357,365
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%              Australian Stock Exchange Ltd.                            14,370         432,680
                                                   Babcock & Brown Ltd.                                      19,766         141,912
                                                                                                                      -------------
                                                                                                                            574,592
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Telstra Corp. Ltd.                                       356,892       1,450,188
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 WorleyParsons Ltd.                                        12,182         441,398
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.5%                    Metcash Ltd.                                              77,470         274,837
                                                   Wesfarmers Ltd.                                           65,311       2,337,879
                                                   Woolworths Ltd.                                          101,743       2,384,338
                                                                                                                      -------------
                                                                                                                          4,997,054
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                               Goodman Fielder Ltd.                                      77,271         104,114
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.0%            Cochlear Ltd.                                              3,403         142,927
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.0%            Sonic Healthcare Ltd.                                     28,196         393,734
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%               Aristocrat Leisure Ltd.                                   22,855         140,375
                                                   Crown Ltd.                                                33,445         297,507
                                                   Tabcorp Holdings Ltd.                                     44,270         416,248
                                                   Tatts Group Ltd.                                          98,432         222,059
                                                                                                                      -------------
                                                                                                                          1,076,189
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                                 Computershare Ltd.                                        33,896         298,778
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%                    CSR Ltd.                                                  92,805   $     217,693
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%                                   AMP Ltd.                                                 157,866       1,010,844
                                                   AXA Asia Pacific Holdings Ltd.                            60,500         271,264
                                                   Insurance Australia Group Ltd.                           155,117         516,884
                                                   QBE Insurance Group Ltd.                                  74,439       1,600,526
                                                   Suncorp-Metway Ltd.                                       78,601         984,960
                                                                                                                      -------------
                                                                                                                          4,384,478
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Fairfax Media Ltd.                                       118,923         334,087
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.9%                             Alumina Ltd.                                              96,761         439,251
                                                   BHP Billiton Ltd.                                        278,546      11,855,039
                                                   BlueScope Steel Ltd.                                      63,171         686,410
                                                   Fortescue Metals Group Ltd. (a)                          103,496       1,175,824
                                                   Newcrest Mining Ltd.                                      38,108       1,057,612
                                                   OneSteel Ltd.                                             59,500         424,122
                                                   Oxiana Ltd.                                              116,557         291,900
                                                   Oxiana Ltd. (a)                                          133,006         332,791
                                                   Rio Tinto Ltd.                                            23,469       3,036,599
                                                   Sims Group Ltd.                                           13,146         525,683
                                                                                                                      -------------
                                                                                                                         19,825,231
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                             AGL Energy Ltd.                                           37,478         513,388
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                            Harvey Norman Holdings Ltd.                               44,194         130,789
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.5%                 Caltex Australia Ltd.                                     12,081         150,952
                                                   Origin Energy Ltd.                                        73,855       1,142,657
                                                   Paladin Resources Ltd. (a)                                37,373         228,183
                                                   Santos Ltd.                                               49,605       1,021,742
                                                   Woodside Petroleum Ltd.                                   40,426       2,612,989
                                                                                                                      -------------
                                                                                                                          5,156,523
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.4%       CFS Retail Property Trust                                125,236         222,196
                                                   DB RREEF Trust                                           198,135         262,298
                                                   General Property Trust                                   180,508         384,637
                                                   Goodman Group                                            132,736         393,226
                                                   Macquarie Office Trust                                   106,454          79,432
                                                   Mirvac Group                                              91,272         259,217
                                                   Stockland                                                124,859         645,622
                                                   Westfield Group                                          147,043       2,297,645
                                                                                                                      -------------
                                                                                                                          4,544,273
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%        Lend Lease Corp., Ltd.                                    31,385         287,561
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                                 Asciano Group                                             48,559         161,524
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            Billabong International Ltd.                               8,070          83,456
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%               Macquarie Airports Group                                  62,088         122,807
                                                   Macquarie Infrastructure Group                           211,459         470,501
                                                   Transurban Group                                          91,476         371,885
                                                                                                                      -------------
                                                                                                                            965,193
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Australia                                      69,668,771
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                           Wienerberger AG                                            7,093         296,577
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                            Erste Bank der Oesterreichischen
                                                       Sparkassen AG                                         16,354   $   1,011,441
                                                   Raiffeisen International Bank Holding AG                   4,676         594,093
                                                                                                                      -------------
                                                                                                                          1,605,534
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                  Strabag SE                                                 4,955         384,972
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Telekom Austria AG                                        29,835         646,488
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                          Verbund - Oesterreichische
                                                       Elektrizitaetswirtschafts AG                           5,715         510,318
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Vienna Insurance Group                                     2,331         153,600
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                                   Andritz AG                                                 3,293         206,552
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Voestalpine AG                                             9,930         812,626
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%                 OMV AG                                                    14,158       1,106,170
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.1%        IMMOFINANZ Immobilien Anlagen AG                          40,164         413,531
                                                   Immoeast Immobilien Anlagen AG (a)                        29,872         264,172
                                                   Meinl European Land Ltd. (a)                              21,504         241,097
                                                                                                                      -------------
                                                                                                                            918,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Austria                                         6,641,637
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                   InBev NV                                                  15,827       1,094,298
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                                   Solvay SA                                                  5,101         664,561
                                                   Umicore SA                                                10,698         526,167
                                                                                                                      -------------
                                                                                                                          1,190,728
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                            Dexia NV                                                  45,572         725,592
                                                   KBC Bancassurance Holding                                 13,661       1,510,110
                                                                                                                      -------------
                                                                                                                          2,235,702
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.4%              Fortis                                                   176,293       2,800,321
                                                   Groupe Bruxelles Lambert SA                                6,949         823,927
                                                   KBC Ancora                                                 3,067         267,067
                                                   Nationale A Portefeuille                                   3,872         289,051
                                                                                                                      -------------
                                                                                                                          4,180,366
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Belgacom SA                                               14,630         627,654
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%                    Colruyt SA                                                 1,112         293,125
                                                   Delhaize Group                                             8,553         572,867
                                                                                                                      -------------
                                                                                                                            865,992
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                             UCB SA                                                     8,700         320,957
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.0%         Mobistar SA                                                2,394         193,239
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Belgium                                        10,708,936
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 SeaDrill Ltd.                                             24,080         734,996
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                                      Pacific Basin Shipping Ltd.                              110,713         158,417
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%                 Mongolia Energy Co. Ltd. (a)                             317,000         612,561
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            C C Land Holdings Ltd.                                    74,888          46,623
                                                   Yue Yuen Industrial Holdings Ltd.                         33,785          80,268
                                                                                                                      -------------
                                                                                                                            126,891
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Bermuda                                         1,632,865
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.0%                    Foxconn International Holdings Ltd. (a)                  148,529         144,112
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                            Lifestyle International Holdings Ltd.                     32,013   $      45,087
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%                     Lee & Man Paper Manufacturing Ltd.                        38,000          56,694
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the Cayman Islands                                245,893
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                   Carlsberg A/S                                              6,199         597,148
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                           Rockwool International AS                                    388          49,674
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%                                   Novozymes A/S Class B                                      4,067         366,139
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                            Danske Bank A/S                                           39,051       1,124,464
                                                   Jyske Bank (a)                                             3,300         196,360
                                                   Sydbank A/S                                                4,047         153,810
                                                                                                                      -------------
                                                                                                                          1,474,634
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  FLS Industries A/S Class B                                 4,667         509,899
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.2%                        Vestas Wind Systems A/S (a)                               15,709       2,045,264
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                               Danisco A/S                                                4,513         289,341
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.0%            Coloplast A/S Class B                                      1,521         132,121
                                                   William Demant Holding (a)                                 1,330          87,347
                                                                                                                      -------------
                                                                                                                            219,468
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Topdanmark A/S (a)                                         1,551         233,379
                                                   TrygVesta A/S                                              2,219         156,623
                                                                                                                      -------------
                                                                                                                            390,002
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                      A P Moller - Maersk A/S                                      145       1,769,526
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%                             Novo-Nordisk A/S B                                        39,027       2,569,168
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                                 Dsv A/S                                                   17,556         418,818
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Denmark                                        10,699,081
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                             Nokian Renkaat Oyj                                         9,015         427,600
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.8%                    Nokia Oyj                                                334,503       8,176,242
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                  YIT Oyj                                                    9,716         242,618
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              OKO Bank                                                   6,121         105,669
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.0%      Elisa Corp.                                               13,141         274,269
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                          Fortum Oyj                                                37,845       1,915,549
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%                    Kesko Oyj Class B                                          6,235         200,625
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                                   Sampo Oyj                                                 36,901         926,980
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                                   Cargotec Corp. Class B                                     1,911          66,116
                                                   Kone Oyj Class B                                          12,064         421,708
                                                   Metso Oyj                                                 11,056         500,405
                                                   Wartsila Oyj                                               7,230         451,461
                                                                                                                      -------------
                                                                                                                          1,439,690
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       SanomaWSOY Oyj (Class B)                                   4,060          89,822
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Outokumpu Oyj                                             10,968         381,142
                                                   Rautaruukki Oyj                                            7,296         331,193
                                                                                                                      -------------
                                                                                                                            712,335
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                 Neste Oil Oyj                                             11,159         327,069
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                     Stora Enso Oyj Class R                                    49,845         464,390
                                                   UPM-Kymmene Oyj                                           45,154         735,737
                                                                                                                      -------------
                                                                                                                          1,200,127
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.0%                             Orion Oyj                                                  4,698          93,306
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Finland                                        16,131,901
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.7%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                         European Aeronautic Defense and Space Co.                 27,823   $     524,225
                                                   Safran SA                                                 13,512         260,610
                                                   Thales SA                                                  7,784         442,769
                                                   Zodiac SA                                                  3,520         161,036
                                                                                                                      -------------
                                                                                                                          1,388,640
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Air France-KLM                                            11,791         281,249
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                             Compagnie Generale des Etablissements Michelin            12,241         875,307
                                                   Valeo SA                                                   6,460         206,770
                                                                                                                      -------------
                                                                                                                          1,082,077
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                 Peugeot SA                                                13,117         708,477
                                                   Renault SA                                                15,630       1,272,075
                                                                                                                      -------------
                                                                                                                          1,980,552
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                   Pernod-Ricard SA                                          14,007       1,429,347
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                           Cie de Saint-Gobain SA                                    23,631       1,463,487
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                                   Air Liquide                                               20,934       2,755,994
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.1%                            BNP Paribas SA                                            67,732       6,097,042
                                                   Credit Agricole SA                                        75,125       1,525,072
                                                   Natixis                                                   39,544         435,296
                                                   Societe Generale SA                                       38,449       3,333,498
                                                                                                                      -------------
                                                                                                                         11,390,908
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%              Bureau Veritas SA                                          4,034         239,112
                                                   Societe BIC SA                                             1,668          87,079
                                                                                                                      -------------
                                                                                                                            326,191
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.1%                    Alcatel SA                                               188,710       1,139,216
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.4%                  Bouygues                                                  21,148       1,395,280
                                                   Eiffage                                                    3,519         240,332
                                                   Vinci SA                                                  34,773       2,123,381
                                                                                                                      -------------
                                                                                                                          3,758,993
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.2%                      Imerys SA                                                  2,195         158,503
                                                   Lafarge SA                                                12,451       1,898,624
                                                                                                                      -------------
                                                                                                                          2,057,127
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              Eurazeo                                                    2,508         266,877
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.4%      France Telecom SA                                        151,335       4,438,218
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                          Electricite de France SA                                  17,700       1,676,740
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                        Alstom                                                     9,099       2,086,457
                                                   Legrand Promesses                                          9,435         237,419
                                                   Schneider Electric SA                                     18,556       1,996,226
                                                                                                                      -------------
                                                                                                                          4,320,102
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Compagnie Generale de Geophysique SA (a)                  11,135         525,719
                                                   Technip SA                                                 8,673         800,341
                                                                                                                      -------------
                                                                                                                          1,326,060
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%                    Carrefour SA                                              53,842       3,034,962
                                                   Casino Guichard Perrachon SA                               3,867         436,698
                                                                                                                      -------------
                                                                                                                          3,471,660
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                               Groupe Danone                                             35,856       2,508,997
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                               Gaz de France SA                                          15,449         989,178
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%            Cie Generale d'Optique Essilor International SA           16,807       1,025,217
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.2%               Accor SA                                                  16,758   $   1,113,234
                                                   Sodexho Alliance SA                                        8,226         538,143
                                                                                                                      -------------
                                                                                                                          1,651,377
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                                 Atos Origin SA                                             5,960         328,304
                                                   Cap Gemini SA                                             12,105         709,686
                                                                                                                      -------------
                                                                                                                          1,037,990
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%                    Wendel                                                     2,643         267,591
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                                   AXA SA                                                   127,617       3,760,353
                                                   CNP Assurances                                             3,217         362,707
                                                   Scor SE                                                   12,592         286,719
                                                                                                                      -------------
                                                                                                                          4,409,779
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                                   Vallourec SA                                               4,610       1,612,259
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%                                       Eutelsat Communications                                    8,923         247,525
                                                   JC Decaux SA                                               5,607         142,129
                                                   Lagardere S.C.A.                                          10,378         587,070
                                                   M6-Metropole Television SA                                 2,542          54,696
                                                   PagesJaunes Groupe SA                                     10,464         153,050
                                                   Publicis Groupe                                           12,245         395,079
                                                   Societe Television Francaise 1                            11,261         187,464
                                                   Vivendi SA                                                96,342       3,632,710
                                                                                                                      -------------
                                                                                                                          5,399,723
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                             Eramet                                                       485         479,355
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%                             Suez SA                                                   86,754       5,880,853
                                                   Veolia Environnement SA                                   32,523       1,815,672
                                                                                                                      -------------
                                                                                                                          7,696,525
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                            Pinault-Printemps-Redoute                                  6,585         726,936
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.0%                          Neopost SA                                                 2,619         276,121
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.4%                 Total SA                                                 179,986      15,320,161
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                           L'Oreal SA                                                20,048       2,174,536
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%                             Sanofi-Aventis                                            85,065       5,652,487
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.2%       Gecina SA                                                    839         101,400
                                                   ICADE                                                      1,182         137,849
                                                   Klepierre                                                  6,044         303,007
                                                   Unibail - Rodamco                                          7,132       1,642,340
                                                                                                                      -------------
                                                                                                                          2,184,596
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.1%    STMicroelectronics NV                                     58,516         605,385
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.0%                                    Dassault Systemes SA                                       5,132         311,549
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%            Christian Dior SA                                          5,025         516,182
                                                   Hermes International                                       5,893         925,312
                                                   LVMH Moet Hennessy Louis Vuitton SA                       20,614       2,150,392
                                                                                                                      -------------
                                                                                                                          3,591,886
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Aeroports de Paris                                         2,398         223,761
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in France                                        102,698,847
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 8.7%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.2%                     Deutsche Post AG                                          73,022       1,906,545
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Deutsche Lufthansa AG                                     21,078         454,144
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                             Continental AG                                            13,141       1,352,592
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.0%                                 Bayerische Motoren Werke AG                               29,270       1,406,328
                                                   Bayerische Motoren Werke AG (Preference Shares)            5,309         210,895

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   DaimlerChrysler AG                                        75,625   $   4,690,714
                                                   Porsche Automobil Holding SE (Preference Shares)           7,432       1,144,373
                                                   Volkswagen AG                                             12,193       3,521,939
                                                                                                                      -------------
                                                                                                                         10,974,249
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                             Deutsche Bank AG Registered Shares                        41,763       3,605,193
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                                   BASF SE                                                   80,438       5,543,913
                                                   Bayer AG                                                  64,499       5,426,846
                                                   K+S AG                                                     3,152       1,814,800
                                                   Linde AG                                                  11,564       1,624,288
                                                   Wacker Chemie AG                                           1,462         305,426
                                                                                                                      -------------
                                                                                                                         14,715,273
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                            Commerzbank AG                                            53,339       1,584,589
                                                   Deutsche Postbank AG                                       7,089         623,223
                                                   Hypo Real Estate Holding AG                               12,644         355,769
                                                                                                                      -------------
                                                                                                                          2,563,581
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  Bilfinger Berger AG                                        3,103         269,073
                                                   Hochtief AG                                                3,582         363,338
                                                                                                                      -------------
                                                                                                                            632,411
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      HeidelbergCement AG                                        2,346         340,227
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%              Deutsche Boerse AG                                        16,830       1,902,471
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.4%      Deutsche Telekom AG                                      234,290       3,840,074
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                          E.ON AG                                                   53,136      10,709,279
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%                        Q-Cells AG (a)                                             5,381         545,103
                                                   Solarworld AG                                              7,042         335,112
                                                                                                                      -------------
                                                                                                                            880,215
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%                    Metro AG                                                   9,612         613,196
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%            Fresenius AG                                               2,764         239,318
                                                   Fresenius AG (Preference Shares)                           7,120         615,165
                                                                                                                      -------------
                                                                                                                            854,483
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.1%            Celesio AG                                                 5,644         203,853
                                                   Fresenius Medical Care AG                                 16,184         891,693
                                                                                                                      -------------
                                                                                                                          1,095,546
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               TUI AG                                                    18,404         426,052
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.0%                          Henkel KGaA                                               11,896         446,067
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.8%                    Rheinmetall AG                                             3,381         244,057
                                                   Siemens AG                                                72,270       8,011,879
                                                                                                                      -------------
                                                                                                                          8,255,936
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%                                   Allianz AG Registered Shares                              37,418       6,581,962
                                                   Hannover Rueckversicherung AG
                                                       Registered Shares                                      5,981         294,613
                                                   Muenchener Rueckversicherungs AG
                                                       Registered Shares                                     17,074       2,994,681
                                                                                                                      -------------
                                                                                                                          9,871,256
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.0%                United Internet AG                                        12,467         245,622
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.2%                                   MAN AG                                                     9,016         999,737
                                                   MG Technologies AG                                        13,751         485,511
                                                                                                                      -------------
                                                                                                                          1,485,248
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                             Salzgitter AG                                              3,503   $     641,707
                                                   ThyssenKrupp AG                                           30,739       1,928,403
                                                                                                                      -------------
                                                                                                                          2,570,110
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.4%                             RWE AG                                                    36,869       4,654,941
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.0%                            KarstadtQuelle AG (a)                                      5,125          59,661
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                           Beiersdorf AG                                              6,815         500,328
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                             Merck KGaA                                                 5,518         784,120
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%        IVG Immobilien AG                                          8,435         166,141
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.1%    Infineon Technologies AG (a)                              67,051         581,974
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.4%                                    SAP AG                                                    72,131       3,775,158
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.1%            Adidas-Salomon AG                                         17,332       1,091,447
                                                   Puma AG Rudolf Dassler Sport                                 573         191,892
                                                                                                                      -------------
                                                                                                                          1,283,339
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Fraport AG                                                 3,687         249,889
                                                   Hamburger Hafen und Logistik AG                            2,544         197,603
                                                                                                                      -------------
                                                                                                                            447,492
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Germany                                        91,992,924
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.0%                                   Coca-Cola Hellenic Bottling Co. SA                        12,150         330,567
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                             Marfin Investment Group SA                                61,994         490,465
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                            Alpha Bank AE                                             32,468         982,924
                                                   EFG Eurobank Ergasias SA                                  27,217         648,057
                                                   National Bank of Greece SA                                43,101       1,939,843
                                                   Piraeus Bank SA                                           27,775         755,935
                                                                                                                      -------------
                                                                                                                          4,326,759
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Titan Cement Co. SA                                        3,439         136,568
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Hellenic Telecommunications Organization SA               23,011         579,677
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                          Public Power Corp.                                         9,295         322,398
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%               OPAP SA                                                   19,276         674,447
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                 Hellenic Petroleum SA                                      6,553          90,061
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Greece                                          6,950,942
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Cathay Pacific Airways Ltd.                              121,263         230,965
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                            BOC Hong Kong Holdings Ltd.                              315,900         837,365
                                                   Bank of East Asia Ltd.                                   121,339         659,716
                                                   CITIC International Financial Holdings Ltd.              216,000         165,310
                                                   Hang Seng Bank Ltd.                                       65,553       1,384,094
                                                   Wing Hang Bank Ltd.                                       10,500         139,055
                                                   Wing Lung Bank                                             9,000         176,786
                                                                                                                      -------------
                                                                                                                          3,362,326
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                Li & Fung Ltd.                                           191,990         579,322
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%              Hong Kong Exchanges and Clearing Ltd.                     87,348       1,279,536
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.0%      PCCW Ltd.                                                364,195         220,570
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                          CLP Holdings Ltd.                                        181,687   $   1,558,112
                                                   Cheung Kong Infrastructure Holdings Ltd.                  28,500         120,760
                                                   HongKong Electric Holdings Ltd.                          119,000         712,057
                                                                                                                      -------------
                                                                                                                          2,390,929
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.0%          Kingboard Chemical Holdings Ltd.                          50,647         233,854
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                               The Hong Kong & China Gas Ltd.                           340,290         809,743
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Shangri-La Asia Ltd.                                      84,990         199,136
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                    Hutchison Whampoa Ltd.                                   182,176       1,837,118
                                                   NWS Holdings Ltd.                                         79,000         206,298
                                                                                                                      -------------
                                                                                                                          2,043,416
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                                      Orient Overseas International Ltd.                        17,057          85,433
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Television Broadcasts Ltd.                                12,000          69,313
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.1%       The Link REIT                                            184,414         420,196
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.8%        Cheung Kong Holdings Ltd.                                117,835       1,593,485
                                                   Chinese Estates Holdings Limited                          96,000         147,903
                                                   Hang Lung Group Ltd.                                      83,000         370,182
                                                   Hang Lung Properties Ltd.                                177,000         568,235
                                                   Henderson Land Development Co., Ltd.                      92,491         578,277
                                                   Hysan Development Co. Ltd.                                56,791         156,279
                                                   Kerry Properties Ltd.                                     55,000         289,250
                                                   New World Development Ltd.                               206,484         421,761
                                                   Shun Tak Holdings Ltd.                                    60,000          56,241
                                                   Sino Land Co.                                            160,421         319,259
                                                   Sun Hung Kai Properties Ltd.                             120,324       1,635,693
                                                   Swire Pacific Ltd. Class A                                70,577         722,415
                                                   Wharf Holdings Ltd.                                      118,870         497,665
                                                   Wheelock and Company, Limited                             91,000         244,510
                                                                                                                      -------------
                                                                                                                          7,601,155
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                                 MTR Corp.                                                121,500         382,782
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.0%    ASM Pacific Technology Ltd.                               12,504          94,506
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                            Esprit Holdings Ltd.                                      90,300         940,250
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Hong Kong Aircraft Engineering Company Ltd.                3,200          49,352
                                                   Hopewell Holdings Ltd.                                    56,349         200,305
                                                                                                                      -------------
                                                                                                                            249,657
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.0%         Hutchison Telecommunications
                                                      International Ltd. (a)                                158,647         224,655
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Hong Kong                                      21,417,744
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Ryanair Holdings Plc (a)                                  35,968         157,805
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                            Allied Irish Banks Plc                                    75,387       1,161,785
                                                   Anglo Irish Bank Corp. Plc                                68,518         649,632
                                                   Bank of Ireland                                           85,948         736,352
                                                                                                                      -------------
                                                                                                                          2,547,769
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                      CRH Plc                                                   46,326       1,292,115
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                      Smurfit Kappa Plc                                          6,205          51,365
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                               Kerry Group Plc                                            9,542         281,654
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Irish Life & Permanent Plc                                23,239         239,131
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%                             Elan Corp. Plc (a)                                        37,704   $   1,357,605
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Ireland                                         5,927,444
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                         Finmeccanica SpA                                          25,432         664,627
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                             Pirelli & C SpA                                          266,815         183,055
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                 Fiat SpA                                                  60,439         983,953
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%                             Mediobanca SpA                                            42,973         728,262
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.2%                            Banca Carige SpA                                          61,682         216,941
                                                   Banca Intesa SpA                                         635,968       3,615,885
                                                   Banca Intesa SpA (RNC)                                    68,618         353,631
                                                   Banca Monte dei Paschi di Siena SpA                      169,369         477,395
                                                   Banca Popolare di Milano Scrl                             36,005         336,054
                                                   Banco Popolare SpA                                        54,473         962,339
                                                   Unicredit SpA                                            959,229       5,835,610
                                                   Unione Di Banche Italiane ScpA                            51,570       1,204,969
                                                                                                                      -------------
                                                                                                                         13,002,824
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Italcementi SpA                                            6,190         102,383
                                                   Italcementi SpA (RNC)                                     10,722         124,401
                                                                                                                      -------------
                                                                                                                            226,784
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              IFIL-Investments SpA                                      31,121         201,020
                                                   Instituto Finanziario Industriale SpA
                                                       (Preference Shares) (a)                                2,994          59,340
                                                                                                                      -------------
                                                                                                                            260,360
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.2%      Telecom Italia SpA                                       842,694       1,685,472
                                                   Telecom Italia SpA (RNC)                                 515,663         832,475
                                                                                                                      -------------
                                                                                                                          2,517,947
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%                          Enel SpA                                                 358,306       3,398,482
                                                   Terna SpA                                                104,203         440,170
                                                                                                                      -------------
                                                                                                                          3,838,652
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%                        Prysmian SpA                                               9,535         240,716
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Saipem SpA                                                23,693       1,107,358
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.0%                               Parmalat SpA                                             136,122         354,106
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                               Snam Rete Gas SpA                                         67,784         462,099
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Autogrill SpA                                              8,807         105,302
                                                   Lottomatica SpA                                            6,535         194,714
                                                                                                                      -------------
                                                                                                                            300,016
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                                   Alleanza Assicurazioni SpA                                36,649         396,419
                                                   Assicurazioni Generali SpA                                87,230       3,333,803
                                                   Fondiaria-Sai SpA                                          6,498         214,147
                                                   Mediolanum SpA                                            31,013         128,449
                                                   Unipol SpA                                                71,519         167,922
                                                   Unipol SpA (Preference Shares)                            53,172         102,168
                                                                                                                      -------------
                                                                                                                          4,342,908
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                       Mediaset SpA                                              66,086         434,707
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                             A2A SpA                                                  117,578         429,387
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.8%                 Eni SpA                                                  216,899       8,057,887
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            Bulgari SpA                                               12,838         129,057
                                                   Luxottica Group SpA                                       12,147         283,466
                                                                                                                      -------------
                                                                                                                            412,523
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%               Autostrade SpA                                            19,679         594,361
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Italy                                       $  39,142,532
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 20.8%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%                     Yamato Transport Co., Ltd.                                33,000         460,645
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    All Nippon Airways Co., Ltd.                              32,000         119,680
                                                   Japan Airlines Corp. (a)                                  91,000         191,133
                                                                                                                      -------------
                                                                                                                            310,813
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.4%                             Aisin Seiki Co., Ltd.                                     16,500         542,003
                                                   Bridgestone Corp.                                         51,800         794,662
                                                   Denso Corp.                                               41,100       1,415,541
                                                   NGK Spark Plug Co., Ltd.                                  15,000         172,656
                                                   NHK Spring Co., Ltd.                                       9,000          71,827
                                                   NOK Corp.                                                 10,600         168,692
                                                   Stanley Electric Co., Ltd.                                11,100         269,106
                                                   Sumitomo Rubber Industries, Ltd.                          20,200         151,094
                                                   Tokai Rika Co. Ltd.                                        2,000          41,412
                                                   Toyoda Gosei Co., Ltd.                                     5,300         155,102
                                                   Toyota Boshoku Corp.                                       3,800         101,897
                                                   Toyota Industries Corp.                                   15,400         494,447
                                                                                                                      -------------
                                                                                                                          4,378,439
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.9%                                 Daihatsu Motor Co., Ltd.                                  20,000         229,330
                                                   Fuji Heavy Industries Ltd.                                59,000         289,446
                                                   Honda Motor Co., Ltd.                                    139,800       4,770,908
                                                   Isuzu Motors Ltd.                                        115,000         553,783
                                                   Mazda Motor Corp.                                         87,000         452,899
                                                   Mitsubishi Motors Corp. (a)                              324,000         589,773
                                                   Nissan Motor Co., Ltd.                                   190,800       1,584,685
                                                   Suzuki Motor Corp.                                        31,800         753,169
                                                   Toyota Motor Corp.                                       225,800      10,658,665
                                                   Yamaha Motor Co., Ltd.                                    17,500         327,740
                                                                                                                      -------------
                                                                                                                         20,210,398
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                                   Asahi Breweries Ltd.                                      34,500         644,927
                                                   Coca-Cola West Holdings Co., Ltd.                          3,300          77,014
                                                   Ito En, Ltd.                                               5,800          91,364
                                                   Kirin Holdings Co., Ltd.                                  67,000       1,047,699
                                                   Sapporo Holdings Ltd.                                     23,000         161,029
                                                                                                                      -------------
                                                                                                                          2,022,033
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.3%                           Asahi Glass Co., Ltd.                                     86,100       1,042,408
                                                   Daikin Industries Ltd.                                    22,500       1,137,664
                                                   JS Group Corp.                                            19,300         307,291
                                                   Nippon Sheet Glass Co., Ltd.                              52,000         257,726
                                                   Toto Ltd.                                                 22,000         155,007
                                                                                                                      -------------
                                                                                                                          2,900,096
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.4%                             Daiwa Securities Group, Inc.                             113,000       1,039,125
                                                   Jafco Co., Ltd.                                            1,400          47,933
                                                   Nomura Holdings, Inc.                                    148,500       2,199,043
                                                   SBI Holdings, Inc.                                           890         194,789
                                                   SBI Securities Co. Ltd.                                      168         129,318
                                                   Shinko Securities Co., Ltd.                               40,300         118,821
                                                                                                                      -------------
                                                                                                                          3,729,029
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                                   Asahi Kasei Corp.                                        102,000   $     534,776
                                                   DIC Corp.                                                 30,000          87,059
                                                   Daicel Chemical Industries Ltd.                           11,000          61,963
                                                   Denki Kagaku Kogyo Kabushiki Kaisha                       25,000          92,711
                                                   Hitachi Chemical Co., Ltd.                                 8,700         179,549
                                                   JSR Corp.                                                 15,900         315,985
                                                   Kaneka Corp.                                              15,000         102,179
                                                   Kansai Paint Co., Ltd.                                    14,000          96,943
                                                   Kuraray Co., Ltd.                                         32,500         387,783
                                                   Mitsubishi Chemical Holdings Corp.                       113,500         660,911
                                                   Mitsubishi Gas Chemical Co., Inc.                         31,000         223,325
                                                   Mitsubishi Rayon Co., Ltd.                                47,000         148,249
                                                   Mitsui Chemicals, Inc.                                    55,000         271,601
                                                   Nippon Sanso Corp.                                        14,000         116,812
                                                   Nissan Chemical Industries Ltd.                           16,000         196,891
                                                   Nitto Denko Corp.                                         14,110         542,394
                                                   Shin-Etsu Chemical Co., Ltd.                              34,700       2,153,311
                                                   Showa Denko KK                                           104,000         276,108
                                                   Sumitomo Chemical Co., Ltd.                              134,000         844,211
                                                   Teijin Ltd.                                               85,000         291,654
                                                   Tokuyama Corp.                                            20,000         149,037
                                                   Toray Industries, Inc.                                   111,700         599,491
                                                   Tosoh Corp.                                               49,000         200,623
                                                   Ube Industries Ltd.                                       89,000         315,245
                                                                                                                      -------------
                                                                                                                          8,848,811
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.2%                            The 77 Bank Ltd.                                          17,000         106,899
                                                   Aozora Bank Ltd.                                          70,000         160,124
                                                   The Bank of Kyoto Ltd.                                    23,000         240,409
                                                   The Bank of Yokohama Ltd.                                107,000         739,935
                                                   The Chiba Bank Ltd.                                       64,000         449,392
                                                   The Chugoku Bank Ltd.                                     17,000         246,990
                                                   Chuo Mitsui Trust Holdings, Inc.                          66,000         393,109
                                                   Fukuoka Financial Group, Inc.                             67,000         302,876
                                                   The Gunma Bank Ltd.                                       22,000         146,665
                                                   The Hachijuni Bank Ltd.                                   25,000         162,204
                                                   The Hiroshima Bank Ltd.                                   26,000         115,928
                                                   Hokuhoku Financial Group, Inc.                            80,100         232,348
                                                   The Iyo Bank Ltd.                                         25,000         292,716
                                                   The Joyo Bank Ltd.                                        46,000         224,020
                                                   Mitsubishi UFJ Financial Group, Inc.                     874,618       7,729,388
                                                   Mizuho Financial Group, Inc.                                 816       3,796,713
                                                   The Nishi-Nippon City Bank Ltd.                           45,000         134,206
                                                   Resona Holdings, Inc.                                        432         663,522
                                                   Sapporo Hokuyo Holdings, Inc.                                 15         101,499
                                                   Shinsei Bank Ltd.                                         87,000         298,248
                                                   The Shizuoka Bank Ltd.                                    52,000         531,421
                                                   Sumitomo Mitsui Financial Group, Inc.                        543       4,083,473
                                                   The Sumitomo Trust & Banking Co., Ltd.                   124,000         866,279
                                                   Suruga Bank Ltd.                                          15,000         195,297

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   The Yasuda Trust & Banking Co., Ltd.                     145,000   $     249,940
                                                   Yamaguchi Financial Group, Inc.                           21,000         290,661
                                                                                                                      -------------
                                                                                                                         22,754,262
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.2%              Dai Nippon Printing Co., Ltd.                             51,000         750,830
                                                   Secom Co., Ltd.                                           17,900         871,877
                                                   Toppan Printing Co., Ltd.                                 47,000         517,730
                                                                                                                      -------------
                                                                                                                          2,140,437
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.4%                     Fujitsu Ltd.                                             157,000       1,165,854
                                                   Mitsumi Electric Co., Ltd.                                 8,400         187,278
                                                   NEC Corp.                                                162,000         850,574
                                                   Seiko Epson Corp.                                         10,300         283,083
                                                   Toshiba Corp.                                            259,000       1,910,783
                                                                                                                      -------------
                                                                                                                          4,397,572
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  JGC Corp.                                                 17,000         334,758
                                                   Kajima Corp.                                              76,800         268,686
                                                   Kinden Corp.                                               7,000          70,666
                                                   Obayashi Corp.                                            54,000         244,743
                                                   Shimizu Corp.                                             48,000         227,448
                                                   Taisei Corp.                                              93,000         221,836
                                                                                                                      -------------
                                                                                                                          1,368,137
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Taiheiyo Cement Corp.                                     73,000         146,671
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                            Acom Co., Ltd.                                             5,260         162,811
                                                   Aeon Credit Service Co., Ltd.                              9,400         117,794
                                                   Aiful Corp.                                                6,550          75,772
                                                   Credit Saison Co., Ltd.                                   14,600         306,259
                                                   Nippon Shinpan Co., Ltd.                                  38,000         125,714
                                                   ORIX Corp.                                                 7,780       1,114,306
                                                   Promise Co., Ltd.                                          5,900         164,957
                                                   Takefuji Corp.                                             8,870         123,517
                                                                                                                      -------------
                                                                                                                          2,191,130
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.0%                      Toyo Seikan Kaisha Ltd.                                    9,900         174,771
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                Canon Marketing Japan Inc.                                 4,700          82,674
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.0%               Benesse Corp.                                              4,600         186,305
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              Diamond Lease Co., Ltd.                                    3,720         161,638
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.2%      Nippon Telegraph & Telephone Corp.                           434       2,141,476
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                          Chubu Electric Power Co., Inc.                            56,100       1,370,296
                                                   Chugoku Electric Power Co.                                25,700         548,398
                                                   Hokkaido Electric Power Co., Inc.                         12,600         256,605
                                                   Hokuriku Electric Power                                   16,800         399,531
                                                   The Kansai Electric Power Co., Inc.                       65,000       1,522,778
                                                   Kyushu Electric Power Co., Inc.                           32,300         675,870
                                                   Shikoku Electric Power Co., Inc.                          17,300         475,686
                                                   Tohoku Electric Power Co., Inc.                           36,400         792,847
                                                   The Tokyo Electric Power Co., Inc.                       102,500       2,639,212
                                                                                                                      -------------
                                                                                                                          8,681,223
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                        Fuji Electric Holdings Co., Ltd.                          31,800         112,436
                                                   Furukawa Electric Co., Ltd.                               38,000         165,403
                                                   Matsushita Electric Works Ltd.                            32,873         335,451
                                                   Mitsubishi Electric Corp.                                163,000       1,762,987

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Sumitomo Electric Industries Ltd.                         63,900   $     811,501
                                                   Ushio, Inc.                                                5,800          94,978
                                                                                                                      -------------
                                                                                                                          3,282,756
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.1%          Alps Electric Co., Ltd.                                   17,700         183,074
                                                   Citizens Holding Co. Ltd.                                 32,400         247,176
                                                   Fuji Photo Film Co., Ltd.                                 41,300       1,422,600
                                                   Hirose Electric Co., Ltd.                                  2,000         200,957
                                                   Hitachi High-Technologies Corp.                            4,300          99,777
                                                   Hitachi Ltd.                                             284,000       2,045,219
                                                   Hoya Corp.                                                35,100         812,993
                                                   Ibiden Co., Ltd.                                          11,600         422,426
                                                   Keyence Corp.                                              3,200         762,794
                                                   Kyocera Corp.                                             13,800       1,301,801
                                                   Mabuchi Motor Co., Ltd.                                    1,000          54,309
                                                   Murata Manufacturing Co., Ltd.                            18,200         858,650
                                                   Nidec Corp.                                                9,300         619,467
                                                   Nippon Electric Glass Co.                                 29,500         512,769
                                                   Omron Corp.                                               14,500         312,952
                                                   Shimadzu Corp.                                            26,000         259,252
                                                   TDK Corp.                                                 10,500         628,301
                                                   Yaskawa Electric Corp.                                    16,000         157,013
                                                   Yokogawa Electric Corp.                                   11,300         103,527
                                                                                                                      -------------
                                                                                                                         11,005,057
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%                    Aeon Co., Ltd.                                            54,400         673,398
                                                   FamilyMart Co., Ltd.                                       3,400         139,170
                                                   Lawson, Inc.                                               6,500         316,681
                                                   Seven & I Holdings Co. Ltd.                               67,900       1,944,188
                                                   UNY Co., Ltd.                                             16,000         157,726
                                                                                                                      -------------
                                                                                                                          3,231,163
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                               Ajinomoto Co., Inc.                                       56,000         530,541
                                                   Kikkoman Corp.                                            17,000         207,669
                                                   Meiji Dairies Corp.                                       31,000         159,065
                                                   Nippon Meat Packers, Inc.                                 16,000         216,806
                                                   Nisshin Seifun Group, Inc.                                10,500         131,975
                                                   Nissin Food Products Co., Ltd.                             7,500         251,463
                                                   Toyo Suisan Kaisha, Ltd.                                   9,000         203,693
                                                   Yakult Honsha Co., Ltd.                                    6,200         174,656
                                                   Yamazaki Baking Co., Ltd.                                  6,000          66,031
                                                                                                                      -------------
                                                                                                                          1,941,899
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                               Osaka Gas Co., Ltd.                                      169,000         619,941
                                                   Toho Gas Co., Ltd.                                        50,000         274,181
                                                   Tokyo Gas Co., Ltd.                                      199,000         804,056
                                                                                                                      -------------
                                                                                                                          1,698,178
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%            Olympus Corp.                                             21,000         711,926
                                                   Terumo Corp.                                              14,200         726,570
                                                                                                                      -------------
                                                                                                                          1,438,496
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.0%            Alfresa Holdings Corp.                                     1,700         121,671
                                                   Mediceo Paltac Holdings Co. Ltd.                           8,500         156,530
                                                   Suzuken Co., Ltd.                                          4,200         155,144
                                                                                                                      -------------
                                                                                                                            433,345
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Oriental Land Co., Ltd.                                    3,200   $     191,183
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.0%                          Casio Computer Co., Ltd.                                  19,000         216,191
                                                   HASEKO Corp.                                              72,000          96,341
                                                   Makita Corp.                                              10,600         433,803
                                                   Matsushita Electric Industrial Co., Ltd.                 153,000       3,273,248
                                                   Pioneer Corp.                                             14,100         113,430
                                                   Sanyo Electric Co., Ltd. (a)                             144,000         334,792
                                                   Sekisui Chemical Co., Ltd.                                26,000         177,318
                                                   Sekisui House Ltd.                                        42,000         392,670
                                                   Sharp Corp.                                               85,000       1,385,608
                                                   Sony Corp.                                                82,900       3,633,812
                                                                                                                      -------------
                                                                                                                         10,057,213
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%                          Kao Corp.                                                 44,000       1,155,107
                                                   Uni-Charm Corp.                                            3,600         256,081
                                                                                                                      -------------
                                                                                                                          1,411,188
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.1%                                 CSK Holdings Corp.                                         6,200         122,153
                                                   Itochu Techno-Science Corp.                                  700          22,747
                                                   NTT Data Corp.                                               109         426,730
                                                   Nomura Research Institute Ltd.                            10,600         248,532
                                                   Obic Co., Ltd.                                               430          72,309
                                                   Otsuka Shokai Co., Ltd.                                      600          41,437
                                                                                                                      -------------
                                                                                                                            933,908
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy               Electric Power Development Co.                            10,600         393,538
Traders - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%                    Hankyu Hanshin Holdings, Inc.                             84,000         352,971
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                                   Aioi Insurance Co., Ltd.                                  45,000         240,241
                                                   Mitsui Sumitomo Insurance Group Holdings, Inc.            30,696       1,060,904
                                                   Nipponkoa Insurance Co., Ltd.                             61,000         529,778
                                                   Sompo Japan Insurance, Inc.                               71,800         675,101
                                                   Sony Financial Holdings, Inc.                                 70         281,814
                                                   T&D Holdings, Inc.                                        16,650       1,026,981
                                                   Tokio Marine Holdings, Inc.                               58,500       2,280,044
                                                                                                                      -------------
                                                                                                                          6,094,863
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%                   Dena Co. Ltd.                                                 30         176,708
                                                   Rakuten, Inc.                                                567         285,703
                                                                                                                      -------------
                                                                                                                            462,411
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.1%                Yahoo! Japan Corp.                                         1,284         494,538
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                Namco Bandai Holdings, Inc.                               16,700         189,363
                                                   Nikon Corp.                                               29,000         848,924
                                                   Sankyo Co., Ltd. (Gunma)                                   5,200         338,817
                                                   Sega Sammy Holdings, Inc.                                 19,432         170,104
                                                   Shimano, Inc.                                              5,600         281,503
                                                   Yamaha Corp.                                              12,000         232,048
                                                                                                                      -------------
                                                                                                                          2,060,759
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.0%                                   Amada Co., Ltd.                                           28,000         221,507
                                                   Fanuc Ltd.                                                16,200       1,584,316
                                                   Hino Motors Ltd.                                          22,000         136,640
                                                   Hitachi Construction Machinery Co., Ltd.                   9,300         260,734
                                                   IHI Corp.                                                 98,000         198,509
                                                   JTEKT Corp.                                               17,000         270,074

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   The Japan Steel Works, Ltd.                               29,000   $     564,044
                                                   Kawasaki Heavy Industries Ltd.                           131,000         349,903
                                                   Komatsu Ltd.                                              75,600       2,111,216
                                                   Kubota Corp.                                              94,000         675,568
                                                   Kurita Water Industries Ltd.                              10,800         400,719
                                                   Minebea Co., Ltd.                                         29,000         165,846
                                                   Mitsubishi Heavy Industries Ltd.                         271,200       1,295,326
                                                   Mitsui Engineering & Shipbuilding Co., Ltd.               61,000         193,460
                                                   NGK Insulators Ltd.                                       23,000         448,400
                                                   NSK Ltd.                                                  38,000         332,957
                                                   NTN Corp.                                                 26,000         173,369
                                                   OKUMA Corp.                                               16,000         159,287
                                                   SMC Corp.                                                  4,900         537,805
                                                   Sumitomo Heavy Industries Ltd.                            48,000         325,556
                                                   THK Co., Ltd.                                             10,300         200,423
                                                                                                                      -------------
                                                                                                                         10,605,659
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.3%                                      Kawasaki Kisen Kaisha Ltd.                                52,000         488,678
                                                   Mitsui OSK Lines Ltd.                                     98,000       1,397,673
                                                   Nippon Yusen Kabushiki Kaisha                             94,000         905,390
                                                                                                                      -------------
                                                                                                                          2,791,741
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                       Dentsu, Inc.                                                 170         360,752
                                                   Fuji Television Network, Inc.                                 54          81,508
                                                   Hakuhodo DY Holdings, Inc.                                   800          42,702
                                                   Jupiter Telecommunications Co., Ltd.                         133         103,173
                                                   Toho Co., Ltd.                                             6,000         122,629
                                                   Tokyo Broadcasting System, Inc.                            3,500          66,482
                                                                                                                      -------------
                                                                                                                            777,246
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                             Daido Steel Co., Ltd.                                     24,000         134,291
                                                   Dowa Mining Co., Ltd.                                     16,000         116,881
                                                   Hitachi Metals Ltd.                                       17,000         279,117
                                                   JFE Holdings, Inc.                                        43,600       2,198,234
                                                   Kobe Steel Ltd.                                          226,000         647,180
                                                   Maruichi Steel Tube Ltd.                                   4,400         137,689
                                                   Mitsubishi Materials Corp.                                99,000         423,361
                                                   Mitsui Mining & Smelting Co., Ltd.                        63,000         186,029
                                                   Nippon Steel Corp.                                       425,000       2,303,344
                                                   Nisshin Steel Co., Ltd.                                   49,000         166,796
                                                   Osaka Titanium Technologies Co.                            1,500          78,783
                                                   Sumitomo Metal Industries Ltd.                           322,000       1,417,705
                                                   Sumitomo Metal Mining Co., Ltd.                           47,000         718,927
                                                   Toho Titanium Co. Ltd.                                       700          13,727
                                                   Tokyo Steel Manufacturing Co., Ltd.                        9,700         112,347
                                                   Yamato Kogyo Co. Ltd.                                      3,500         167,139
                                                                                                                      -------------
                                                                                                                          9,101,550
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                            Isetan Mitsukoshi Holdings Ltd.                           32,505         348,055
                                                   J Front Retailing Co. Ltd.                                24,600         130,240
                                                   Marui Group Co. Ltd.                                      28,500         221,883
                                                   Takashimaya Co., Ltd.                                     24,000         218,053
                                                                                                                      -------------
                                                                                                                            918,231
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.6%                          Brother Industries Ltd.                                   23,000   $     317,121
                                                   Canon, Inc.                                               88,200       4,540,176
                                                   Konica Minolta Holdings, Inc.                             41,000         694,479
                                                   Ricoh Co., Ltd.                                           57,000       1,031,662
                                                                                                                      -------------
                                                                                                                          6,583,438
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%                 Cosmo Oil Co., Ltd.                                       30,000         108,694
                                                   Idemitsu Kosan Co. Ltd.                                    2,000         177,867
                                                   Inpex Holdings, Inc.                                          70         883,983
                                                   Japan Petrolleum Explora                                   3,000         214,181
                                                   Nippon Mining Holdings, Inc.                              75,500         474,034
                                                   Nippon Oil Corp.                                         113,000         761,318
                                                   Showa Shell Sekiyu KK                                     21,300         233,844
                                                   TonenGeneral Sekiyu KK                                    25,000         227,105
                                                                                                                      -------------
                                                                                                                          3,081,026
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                     Nippon Paper Group, Inc.                                      90         246,219
                                                   OJI Paper Co., Ltd.                                       69,000         324,493
                                                                                                                      -------------
                                                                                                                            570,712
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                           Shiseido Co., Ltd.                                        28,000         641,676
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                             Astellas Pharma, Inc.                                     41,700       1,773,300
                                                   Chugai Pharmaceutical Co., Ltd.                           24,000         383,754
                                                   Daiichi Sankyo Co., Ltd.                                  59,000       1,625,356
                                                   Dainippon Pharma Co., Ltd.                                18,000         145,598
                                                   Eisai Co., Ltd.                                           21,500         759,465
                                                   Hisamitsu Pharmaceutical Co., Ltd.                         6,800         296,106
                                                   Kyowa Hakko Kogyo Co., Ltd.                               25,000         256,319
                                                   Mitsubishi Tanabe Pharma Corp.                            20,000         261,431
                                                   Ono Pharmacecutical Co. Ltd.                               9,000         494,668
                                                   Santen Pharmaceutical Co., Ltd.                            4,700         117,514
                                                   Shionogi & Co., Ltd.                                      25,000         494,996
                                                   Taisho Pharmaceutical Co., Ltd.                           11,000         204,637
                                                   Takeda Pharmaceutical Co., Ltd.                           69,900       3,555,078
                                                                                                                      -------------
                                                                                                                         10,368,222
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.1%       Japan Prime Realty Investment Corp.                           62         183,438
                                                   Japan Real Estate Investment Corp.                            36         380,231
                                                   Japan Retail Fund Investment Corp.                            37         213,336
                                                   Nippon Building Fund, Inc.                                    44         518,876
                                                   Nomura Real Estate Office Fund, Inc.                          20         150,626
                                                                                                                      -------------
                                                                                                                          1,446,507
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.6%        Aeon Mall Co. Ltd.                                         3,600         106,493
                                                   Daito Trust Construction Co., Ltd.                         6,900         334,658
                                                   Daiwa House Industry Co., Ltd.                            44,000         414,204
                                                   Leopalace21 Corp.                                         11,400         163,536
                                                   Mitsubishi Estate Co., Ltd.                               99,000       2,266,568
                                                   Mitsui Fudosan Co., Ltd.                                  71,000       1,519,612
                                                   NTT Urban Development Co.                                     63          82,592
                                                   Nomura Real Estate Holdings, Inc.                          2,000          42,259
                                                   Sumitomo Realty & Development Co., Ltd.                   33,000         656,472
                                                   Tokyo Tatemono Co., Ltd.                                  27,000         174,869
                                                   Tokyu Land Corp.                                          35,000         199,298
                                                                                                                      -------------
                                                                                                                          5,960,561
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                                 Central Japan Railway Co.                                    132   $   1,454,965
                                                   East Japan Railway Co.                                       286       2,329,559
                                                   Keihin Electric Express Railway Co., Ltd.                 24,000         148,759
                                                   Keio Electric Railway Co., Ltd.                           34,000         172,065
                                                   Keisei Electric Railway Co., Ltd.                         31,000         158,685
                                                   Kintetsu Corp.                                           111,000         348,195
                                                   Nippon Express Co., Ltd.                                  70,000         336,183
                                                   Odakyu Electric Railway Co., Ltd.                         53,000         344,483
                                                   Tobu Railway Co., Ltd.                                    52,000         246,505
                                                   Tokyu Corp.                                               93,000         482,561
                                                   West Japan Railway Co.                                       145         711,699
                                                                                                                      -------------
                                                                                                                          6,733,659
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.2%    Advantest Corp.                                           15,000         316,171
                                                   Elpida Memory, Inc. (a)                                    8,200         262,982
                                                   NEC Electronics Corp. (a)                                  1,200          29,987
                                                   Rohm Co., Ltd.                                             8,700         502,332
                                                   Shinko Electric Industries                                 2,100          25,987
                                                   Sumco Corp.                                               11,300         250,362
                                                   Tokyo Electron Ltd.                                       14,600         841,953
                                                                                                                      -------------
                                                                                                                          2,229,774
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.5%                                    Konami Corp.                                               7,900         276,312
                                                   Nintendo Co., Ltd.                                         8,200       4,650,002
                                                   Oracle Corp. Japan                                         1,600          65,229
                                                   Square Enix Co. Ltd.                                       3,300          97,657
                                                   Trend Micro, Inc.                                          9,000         296,794
                                                                                                                      -------------
                                                                                                                          5,385,994
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                            Fast Retailing Co., Ltd.                                   4,500         426,929
                                                   Hikari Tsushin, Inc.                                         800          26,391
                                                   Nitori Co., Ltd.                                           2,100         107,878
                                                   Shimamura Co., Ltd.                                        1,100          67,826
                                                   USS Co., Ltd.                                                900          59,466
                                                   Yamada Denki Co., Ltd.                                     7,410         527,950
                                                                                                                      -------------
                                                                                                                          1,216,440
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            Asics Corp.                                               12,000         131,156
                                                   Nisshinbo Industries, Inc.                                13,000         154,710
                                                   Onward Holdings Co. Ltd.                                   7,000          73,602
                                                                                                                      -------------
                                                                                                                            359,468
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                     Japan Tobacco, Inc.                                          379       1,616,381
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 1.1%            Itochu Corp.                                             127,000       1,354,045
                                                   Marubeni Corp.                                           139,000       1,159,398
                                                   Mitsubishi Corp.                                         111,900       3,687,186
                                                   Mitsui & Co., Ltd.                                       143,000       3,156,166
                                                   Sojitz Corp.                                             106,500         355,269
                                                   Sumitomo Corp.                                            96,900       1,273,098
                                                   Toyota Tsusho Corp.                                       18,300         429,526
                                                                                                                      -------------
                                                                                                                         11,414,688
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Kamigumi Co., Ltd.                                        12,000          90,980
                                                   Mitsubishi Logistics Corp.                                 7,000          76,671
                                                                                                                      -------------
                                                                                                                            167,651
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.4%         KDDI Corp.                                                   251   $   1,553,043
                                                   NTT DoCoMo, Inc.                                           1,348       1,977,165
                                                   Softbank Corp.                                            63,700       1,074,169
                                                                                                                      -------------
                                                                                                                          4,604,377
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Japan                                         219,345,027
-----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Eurasian Natural Resources Corp. (a)                      27,283         718,843
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Kazakhstan                                        718,843
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                       SES Global                                                27,500         694,679
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                             ArcelorMittal                                             72,665       7,141,154
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Luxembourg                                      7,835,833
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%                     TNT NV                                                    32,404       1,102,843
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                                   Heineken Holding NV                                       10,233         468,368
                                                   Heineken NV                                               21,017       1,070,265
                                                                                                                      -------------
                                                                                                                          1,538,633
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                                   Akzo Nobel NV                                             23,219       1,588,966
                                                   Koninklijke DSM NV                                        11,763         689,452
                                                                                                                      -------------
                                                                                                                          2,278,418
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%              Randstad Holdings NV                                       7,204         250,713
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%              ING Groep NV CVA                                         158,275       5,004,296
                                                   SNS Reaal                                                 12,764         246,618
                                                                                                                      -------------
                                                                                                                          5,250,914
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.3%      Koninklijke KPN NV                                       155,421       2,657,210
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Fugro NV                                                   4,637         394,849
                                                   SBM Offshore NV                                           11,316         416,381
                                                                                                                      -------------
                                                                                                                            811,230
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.1%                    Koninklijke Ahold NV                                     101,602       1,362,038
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.4%                               Unilever NV                                              136,647       3,864,194
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                          TomTom NV (a)                                              5,394         154,097
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%                    Koninklijke Philips Electronics NV                        90,991       3,081,452
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                                   Aegon NV                                                 116,938       1,537,354
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.1%                                       Reed Elsevier NV                                          53,247         891,134
                                                   Wolters Kluwer NV                                         23,939         557,202
                                                                                                                      -------------
                                                                                                                          1,448,336
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.0%       Corio NV                                                   2,933         228,450
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.1%    ASML Holding NV                                           35,348         865,192
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the Netherlands                                26,431,074
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Fletcher Building Ltd.                                    44,823         216,805
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Telecom Corp. of New Zealand Ltd.                        162,744         442,238
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                          Contact Energy Ltd.                                       18,866         114,820
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Sky City Ltd.                                             27,722          64,649
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Auckland International Airport Ltd.                       55,023          81,806
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in New Zealand                                       920,318
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                                   Yara International ASA                                    16,300   $   1,439,545
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                            DnB NOR ASA                                               63,199         802,889
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Telenor ASA                                               49,695         932,882
                                                   Telenor ASA (b)                                            7,399         417,491
                                                                                                                      -------------
                                                                                                                          1,350,373
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%                        Renewable Energy Corp. ASA (a)                            12,876         332,438
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Acergy SA                                                 15,590         347,379
                                                   Aker Solutions ASA                                        14,369         338,579
                                                   Petroleum Geo-Services ASA (a)                            13,650         334,268
                                                                                                                      -------------
                                                                                                                          1,020,226
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                    Orkla ASA                                                 71,270         913,216
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Storebrand ASA                                            32,887         243,521
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Norsk Hydro ASA                                           61,718         899,936
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.4%                 Statoilhydro ASA                                         108,294       4,040,423
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Norway                                         11,042,567
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                            Banco BPI SA                                              26,361         108,764
                                                   Banco Comercial Portugues SA Registered Shares           202,251         436,232
                                                   Banco Espirito Santo SA Registered Shares                 19,851         308,766
                                                                                                                      -------------
                                                                                                                            853,762
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                      Cimpor Cimentos de Portugal SA                            26,806         179,747
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Portugal Telecom SGPS SA Registered Shares                57,427         649,530
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.1%                          Energias de Portugal SA                                  157,249         817,682
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.0%                    Sonae SGPS SA                                             29,281          35,078
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Zon Multimedia Servicos de Telecomunicacoes
                                                       e Multimedia SGPS SA
                                                                                                             15,808         131,117
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.0%               Brisa-Auto Estradas de Portugal SA Private Shares         20,401         235,037
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Portugal                                        2,901,953
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%                         Singapore Technologies Engineering Ltd.                  114,213         231,218
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                    Singapore Airlines Ltd.                                   47,009         508,790
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                            DBS Group Holdings Ltd.                                   97,605       1,357,975
                                                   Oversea-Chinese Banking Corp.                            212,914       1,282,436
                                                   United Overseas Bank Ltd.                                103,572       1,421,866
                                                                                                                      -------------
                                                                                                                          4,062,277
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                Jardine Cycle & Carriage Ltd.                              7,529          94,360
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              Singapore Exchange Ltd.                                   75,000         382,590
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.2%      Singapore Telecommunications Ltd.                        680,132       1,813,052
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                             Venture Corp. Ltd.                                        10,000          72,360
Instruments - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.0%                    Olam International Ltd.                                  115,900         206,742
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                               Golden Agri-Resources Ltd.                               486,000         320,808
                                                   Wilmar International Ltd.                                 78,900         293,179
                                                                                                                      -------------
                                                                                                                            613,987
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.0%            Parkway Holdings Ltd.                                    109,706         187,183
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.0%               Genting International Plc (a)                            149,388   $      63,761
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                    Fraser and Neave Ltd.                                     68,096         227,183
                                                   Keppel Corp. Ltd.                                        112,616         923,729
                                                   SembCorp Industries Ltd.                                  81,590         250,459
                                                                                                                      -------------
                                                                                                                          1,401,371
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                                   Cosco Corp. (Singapore) Ltd.                              75,002         176,985
                                                   SembCorp Marine Ltd.                                      87,197         259,923
                                                                                                                      -------------
                                                                                                                            436,908
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                                      Neptune Orient Lines Ltd.                                 44,200         105,128
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Singapore Press Holdings Ltd.                            130,316         407,460
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.0%       Ascendas Real Estate Investment Trust                    117,152         189,946
                                                   Capita Commercial Trust                                   38,000          53,434
                                                   CapitaMall Trust                                          76,000         167,628
                                                                                                                      -------------
                                                                                                                            411,008
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.1%        CapitaLand Ltd.                                          149,833         629,611
                                                   City Developments Ltd.                                    46,535         372,486
                                                   Keppel Land Ltd.                                          39,182         143,108
                                                   UOL Group Ltd.                                            20,457          51,049
                                                   Yanlord Land Group Ltd.                                    8,000          10,933
                                                                                                                      -------------
                                                                                                                          1,207,187
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.0%                                 ComfortDelgro Corp. Ltd.                                 106,816         118,082
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%            Noble Group Ltd.                                         105,720         185,042
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Singapore                                      12,508,506
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    Iberia Lineas Aereas de Espana                            40,744          97,004
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.0%                               Grifols SA                                                11,995         382,044
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.6%                            Banco Bilbao Vizcaya Argentaria SA                       297,839       5,674,971
                                                   Banco de Sabadell SA                                      82,738         697,396
                                                   Banco Popular Espanol SA                                  67,496         930,133
                                                   Banco Santander SA                                       521,062       9,506,325
                                                   Bankinter SA                                              25,077         284,423
                                                                                                                      -------------
                                                                                                                         17,093,248
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%                  ACS Actividades de Construccion y Servicios, SA           16,589         830,097
                                                   Acciona SA                                                 2,451         579,388
                                                   Fomento de Construcciones y Contratas SA                   4,036         238,783
                                                   Grupo Ferrovial SA                                         5,895         363,169
                                                   Sacyr Vallehermoso SA                                      5,917         180,631
                                                                                                                      -------------
                                                                                                                          2,192,068
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%              Criteria Caixacorp SA                                     76,967         459,276
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.9%      Telefonica SA                                            357,958       9,472,939
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%                          Iberdrola SA                                             288,776       3,847,604
                                                   Red Electrica de Espana                                    9,318         604,859
                                                   Union Fenosa SA                                           10,924         634,820
                                                                                                                      -------------
                                                                                                                          5,087,283
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%                        Gamesa Corp. Tecnologica SA                               14,600         714,770
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                               Enagas                                                    15,448   $     436,067
                                                   Gas Natural SDG SA                                         9,650         560,388
                                                                                                                      -------------
                                                                                                                            996,455
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                                 Indra Sistemas SA                                         11,124         288,394
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                      Iberdrola Renovables (a)                                  66,924         515,596
Energy Traders - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.0%                                   Corp. Mapfre SA                                           64,801         309,336
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                                   Zardoya Otis SA                                            8,218         170,037
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Gestevision Telecinco SA                                  10,684         136,054
                                                   Promotora de Informaciones SA                              4,647          49,538
                                                                                                                      -------------
                                                                                                                            185,592
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                             Acerinox SA                                               13,595         311,939
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.2%                 Repsol YPF SA                                             61,310       2,406,079
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                            Inditex SA                                                18,581         851,770
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.1%               Abertis Infraestructuras SA                               20,326         480,887
                                                   Cintra Concesiones de Infraestructuras de Transporte SA   20,706         231,011
                                                                                                                      -------------
                                                                                                                            711,898
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Spain                                          42,245,728
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                           Assa Abloy AB Series B                                    26,377         379,514
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                            Nordea Bank AB                                           170,351       2,334,237
                                                   Skandinaviska Enskilda Banken AB Class A                  39,253         724,181
                                                   Svenska Handelsbanken Class A                             38,912         921,841
                                                   Swedbank AB-A Shares                                      32,500         624,456
                                                                                                                      -------------
                                                                                                                          4,604,715
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.0%              Securitas AB                                              23,048         266,602
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.2%                    Telefonaktiebolaget LM Ericsson                          244,889       2,546,473
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                  Skanska AB Class B                                        31,605         450,761
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%              Investor AB                                               40,800         856,572
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.2%      Tele2 AB                                                  27,266         530,232
                                                   TeliaSonera AB                                           186,701       1,380,279
                                                                                                                      -------------
                                                                                                                          1,910,511
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.0%            Getinge AB Class B                                        12,727         310,298
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                          Electrolux AB                                             21,644         275,025
                                                   Husqvarna AB                                              19,458         169,252
                                                                                                                      -------------
                                                                                                                            444,277
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.5%                                   Alfa Laval AB                                             31,868         492,342
                                                   Atlas Copco AB A Shares                                   56,777         830,384
                                                   Atlas Copco AB B Shares                                   33,679         445,403
                                                   SKB AB                                                    35,213         548,800
                                                   Sandvik AB                                                86,550       1,175,913
                                                   Scania AB                                                 30,821         419,634
                                                   Volvo AB B Shares                                         91,479       1,113,945
                                                                                                                      -------------
                                                                                                                          5,026,421
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       Modern Times Group AB                                      3,610         211,324
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                             Boliden AB                                                24,234   $     195,668
                                                   SSAB Svenskt Stal AB Series A                             15,102         484,341
                                                   SSAB Svenskt Stal AB Series B                              6,267         177,095
                                                                                                                      -------------
                                                                                                                            857,104
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                 Lundin Petroleum AB (a)                                   15,302         225,172
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                     Holmen AB Class B                                          2,345          68,560
                                                   Svenska Cellulosa AB                                      47,900         673,986
                                                                                                                      -------------
                                                                                                                            742,546
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                            Hennes & Mauritz AB B Shares                              43,380       2,340,364
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                     Swedish Match AB                                          22,550         459,561
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.1%         Millicom International Cellular SA (b)                     6,405         659,362
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Sweden                                         22,291,577
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.0%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                               Actelion Ltd. (a)                                          8,371         446,539
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                           Geberit AG                                                 3,420         502,121
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.0%                             Credit Suisse Group AG                                    88,099       4,010,002
                                                   EFG International AG                                       2,886          78,542
                                                   Julius Baer Holding AG Class B                            19,020       1,275,538
                                                   UBS AG (a)                                               247,404       5,155,464
                                                                                                                      -------------
                                                                                                                         10,519,546
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                                   Givaudan SA                                                  579         516,127
                                                   Syngenta AG                                                8,870       2,873,638
                                                                                                                      -------------
                                                                                                                          3,389,765
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.1%              Adecco SA Registered Shares                               10,606         524,276
                                                   SGS SA                                                       387         551,881
                                                                                                                      -------------
                                                                                                                          1,076,157
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.0%                     Logitech International SA (a)                             14,816         396,092
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                      Holcim Ltd.                                               18,039       1,458,128
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              Pargesa Holding SA                                         2,669         295,921
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.1%      Swisscom AG                                                1,946         648,142
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                        ABB Ltd.                                                 184,739       5,229,195
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                               Lindt & Spruengli AG                                          46         126,765
                                                   Nestle SA Registered Shares                              332,370      14,978,145
                                                                                                                      -------------
                                                                                                                         15,104,910
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.2%            Nobel Biocare Holding AG                                  10,423         338,895
                                                   Sonova Holding AG                                          3,914         323,022
                                                   Straumann Holding AG Registered Shares                       806         192,673
                                                   Synthes, Inc.                                              5,092         700,366
                                                                                                                      -------------
                                                                                                                          1,554,956
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                                   Baloise Holding AG                                         4,953         519,491
                                                   Swiss Life Holding                                         2,970         790,078
                                                   Swiss Reinsurance Co. Registered Shares                   29,988       1,987,958
                                                   Zurich Financial Services AG                              12,266       3,126,048
                                                                                                                      -------------
                                                                                                                          6,423,575
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.1%              Lonza Group AG Registered Shares                           3,920         541,736
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                                   Schindler Holding AG                                       3,443   $     255,745
                                                   Sulzer AG                                                  2,630         332,271
                                                                                                                      -------------
                                                                                                                            588,016
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.0%                                      Kuehne & Nagel International AG                            4,494         425,229
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.0%                             Novartis AG Registered Shares                            195,789      10,774,699
                                                   Roche Holding AG                                          59,298      10,660,139
                                                                                                                      -------------
                                                                                                                         21,434,838
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 0.0%    OC Oerlikon Corp. AG (a)                                     611         168,599
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%            Compagnie Financiere Richemont AG                         44,496       2,469,340
                                                   The Swatch Group Ltd. Bearer Shares                        2,711         674,110
                                                   The Swatch Group Ltd. Registered Shares                    4,656         217,190
                                                                                                                      -------------
                                                                                                                          3,360,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in Switzerland                                    73,564,105
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 21.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.4%                         BAE Systems Plc                                          295,934       2,597,502
                                                   Cobham Plc                                                77,230         303,122
                                                   Meggitt Plc                                               59,138         249,477
                                                   Rolls-Royce Group Plc                                    154,373       1,043,369
                                                                                                                      -------------
                                                                                                                          4,193,470
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                    British Airways Plc                                       49,991         212,928
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.0%                             GKN Plc                                                   59,800         263,936
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%                                   Diageo Plc                                               212,442       3,892,184
                                                   SABMiller Plc                                             76,010       1,736,587
                                                                                                                      -------------
                                                                                                                          5,628,771
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                             3i Group Plc                                              32,473         531,195
                                                   ICAP Plc                                                  44,606         477,785
                                                   Investec Plc                                              23,724         144,451
                                                   Man Group Plc                                            144,903       1,790,032
                                                   Schroders Plc                                             11,024         199,618
                                                                                                                      -------------
                                                                                                                          3,143,081
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                                   Johnson Matthey Plc                                       18,342         671,174
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.1%                            Alliance & Leicester Plc                                  36,611         213,667
                                                   Barclays Plc                                             560,307       3,178,883
                                                   HBOS Plc                                                 314,882       1,723,918
                                                   HSBC Holdings Plc                                        991,430      15,265,566
                                                   Lloyds TSB Group Plc                                     467,080       2,865,653
                                                   Royal Bank of Scotland Group Plc                       1,341,311       5,710,136
                                                   Standard Chartered Plc                                   121,720       3,447,040
                                                                                                                      -------------
                                                                                                                         32,404,863
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.3%              Capita Group  Plc                                         52,132         711,149
                                                   Experian Group Ltd.                                       87,238         645,204
                                                   Group 4 Securicor Plc                                    105,831         425,082
                                                   Hays Plc                                                  87,373         156,646
                                                   Rentokil Initial Plc                                     159,006         313,187
                                                   Serco Group Plc                                           45,013         399,439
                                                                                                                      -------------
                                                                                                                          2,650,707
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%                  Balfour Beatty Plc                                        42,120         354,325
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.0%                            Cattles Plc                                                    1               3
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                      Rexam Plc                                                 55,448   $     425,954
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                                Inchcape Plc                                              29,040         183,807
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%              London Stock Exchange Group Plc                           12,046         185,993
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.3%      BT Group Plc                                             657,348       2,604,202
                                                   Cable & Wireless Plc                                     212,106         633,988
                                                                                                                      -------------
                                                                                                                          3,238,190
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.3%                          British Energy Group Plc                                  87,231       1,227,166
                                                   Scottish & Southern Energy Plc                            72,982       2,033,479
                                                                                                                      -------------
                                                                                                                          3,260,645
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.1%                 Amec Plc                                                  28,017         493,694
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%                    J Sainsbury Plc                                           86,825         548,107
                                                   Tesco Plc                                                652,982       4,776,106
                                                   William Morrison Supermarkets Plc                        212,662       1,121,079
                                                                                                                      -------------
                                                                                                                          6,445,292
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.5%                               Associated British Foods Plc                              32,549         490,280
                                                   Cadbury Plc                                              114,256       1,433,166
                                                   Tate & Lyle Plc                                           34,772         274,002
                                                   Unilever Plc                                             107,360       3,050,295
                                                                                                                      -------------
                                                                                                                          5,247,743
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.1%            Smith & Nephew Plc                                        75,865         832,346
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.3%               Carnival Plc                                              13,913         441,717
                                                   Compass Group Plc                                        156,263       1,175,399
                                                   Enterprise Inns Plc                                       43,183         347,514
                                                   Intercontinental Hotels Group Plc                         22,874         304,866
                                                   Ladbrokes Plc                                             53,298         270,808
                                                   Mitchells & Butlers Plc                                   32,230         130,883
                                                   Punch Taverns Plc                                         23,685         147,199
                                                   TUI Travel Plc                                            39,184         159,233
                                                   Thomas Cook Group Plc                                     28,091         130,234
                                                   Whitbread Plc                                             15,737         383,764
                                                   William Hill Plc                                          24,638         156,253
                                                                                                                      -------------
                                                                                                                          3,647,870
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                          Berkeley Group Holdings Plc                                3,735          50,429
                                                   Persimmon Plc                                             26,158         163,723
                                                   Taylor Wimpey Plc                                         90,344         110,672
                                                                                                                      -------------
                                                                                                                            324,824
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                          Reckitt Benckiser Plc                                     49,749       2,512,722
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.0%                                 LogicaCMG Plc                                            113,156         242,300
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                      International Power Plc                                  127,582       1,092,955
Energy Traders - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                    Smiths Group Plc                                          33,240         716,210
                                                   Tomkins Plc                                               78,603         235,326
                                                                                                                      -------------
                                                                                                                            951,536
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                                   Aviva Plc                                                220,953       2,190,549
                                                   Friends Provident Plc                                    211,595         427,873
                                                   Legal & General Group Plc                                523,156       1,038,111
                                                   Old Mutual Plc                                           425,976         781,977

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Prudential Plc                                           208,046   $   2,194,414
                                                   Royal & Sun Alliance Insurance Group                     277,691         691,327
                                                   Standard Life Plc                                        185,164         769,784
                                                                                                                      -------------
                                                                                                                          8,094,035
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%                   Home Retail Group                                         75,895         327,957
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                                   IMI Plc                                                   24,844         214,544
                                                   Invensys Plc                                              69,841         360,865
                                                                                                                      -------------
                                                                                                                            575,409
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.4%                                       British Sky Broadcasting Plc                              96,602         905,417
                                                   Daily Mail & General Trust                                24,362         151,352
                                                   ITV Plc                                                  287,054         254,175
                                                   Pearson Plc                                               68,799         838,386
                                                   Reed Elsevier Plc                                         93,359       1,063,871
                                                   Thomson Reuters Plc                                       17,404         464,167
                                                   United Business Media Plc (a)                             15,334         165,405
                                                   WPP Group Plc                                             94,871         906,552
                                                                                                                      -------------
                                                                                                                          4,749,325
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.0%                             Anglo American Plc                                       110,084       7,731,603
                                                   Antofagasta Plc                                           35,808         465,601
                                                   BHP Billiton Plc                                         184,422       7,072,581
                                                   Kazakhmys Plc                                             18,478         582,608
                                                   Lonmin Plc                                                13,820         872,125
                                                   Rio Tinto Plc Registered Shares                           83,246      10,025,058
                                                   Vedanta Resources Plc                                     12,806         553,036
                                                   Xstrata Plc                                               53,315       4,247,091
                                                                                                                      -------------
                                                                                                                         31,549,703
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%                             Centrica Plc                                             310,775       1,911,416
                                                   National Grid Plc                                        209,935       2,751,880
                                                   United Utilities Plc                                      74,780       1,017,606
                                                                                                                      -------------
                                                                                                                          5,680,902
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                            Marks & Spencer Group Plc                                136,343         886,573
                                                   Next Plc                                                  17,289         332,354
                                                                                                                      -------------
                                                                                                                          1,218,927
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.6%                 BG Group Plc                                             278,189       7,229,421
                                                   BP Plc                                                 1,577,445      18,283,499
                                                   Cairn Energy Plc (a)                                      11,821         758,672
                                                   Royal Dutch Shell Plc                                    297,074      12,177,494
                                                   Royal Dutch Shell Plc Class B                            230,059       9,212,270
                                                   Tullow Oil Plc                                            60,972       1,158,643
                                                                                                                      -------------
                                                                                                                         48,819,999
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.0%                     Mondi Plc                                                 31,143         182,792
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.5%                             AstraZeneca Plc                                          120,974       5,143,607
                                                   GlaxoSmithKline Plc                                      456,019      10,080,644
                                                   Shire Ltd.                                                49,927         816,176
                                                                                                                      -------------
                                                                                                                         16,040,427
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.3%       British Land Co. Plc                                      43,680         614,248
                                                   Hammerson Plc                                             24,993         442,685
                                                   Land Securities Group Plc                                 39,450         962,696

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
Industry                                           Common Stocks                                            Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Liberty International Plc                                 21,929   $     374,258
                                                   Segro Plc                                                 35,377         276,620
                                                                                                                      -------------
                                                                                                                          2,670,507
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                                 Firstgroup Plc                                            41,732         430,354
                                                   National Express Group Plc                                12,431         234,497
                                                   Stagecoach Group Plc                                      40,760         226,078
                                                                                                                      -------------
                                                                                                                            890,929
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.1%                                    Sage Group Plc                                           112,528         465,845
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                            The Carphone Warehouse Plc                                32,874         129,181
                                                   Kingfisher Plc                                           201,445         446,602
                                                                                                                      -------------
                                                                                                                            575,783
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.0%            Burberry Group Plc                                        37,532         337,566
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%                                     British American Tobacco Plc                             125,553       4,330,801
                                                   Imperial Tobacco Group Plc                                83,973       3,119,477
                                                                                                                      -------------
                                                                                                                          7,450,278
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.1%            Bunzl Plc                                                 30,014         389,842
                                                   Wolseley Plc                                              57,619         429,308
                                                                                                                      -------------
                                                                                                                            819,150
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                             Severn Trent Plc                                          20,157         512,930
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 1.2%         Vodafone Group Plc                                     4,437,083      13,073,020
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks in the United Kingdom                            222,644,613
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks  - 97.2%                                       1,026,309,661
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                                   iShares MSCI EAFE Index Fund                             580,230      39,861,801
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Exchange-Traded Funds - 3.8%                                    39,861,801
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                 Volkswagen AG, 4.35%                                       8,663       1,254,469
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.1%                          Henkel KGaA, 1.75%                                        15,284         607,358
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                                       ProSieben SAT.1 Media AG, 2.24%                            4,674          46,726
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.0%                             RWE AG, 3.50%                                              2,624         263,966
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Preferred Stocks - 0.2%                                          2,172,519
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Rights
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%                             Dowa Mining Co., Ltd. (c)(d)                               7,000               0
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Rights in Japan                                                          0
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%                            Barclays Plc (e)                                         116,551          22,054
                                                   HBOS Plc (f)                                             125,952          26,969
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Rights in the United Kingdom                                        49,023
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Rights - 0.0 %                                                      49,023
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Long-Term Investments
                                                   (Cost - $921,272,409) - 101.2%                                     1,068,393,004
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Beneficial
                                                                                                          Interest
                                                   Short-Term Securities                                    (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   BlackRock Liquidity Series, LLC
                                                   Cash Sweep Series, 2.56% (g)(h)                        $ 7,111    $    7,110,912
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost - $7,110,912) - 0.7%                                             7,110,912
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $928,383,321*) - 101.9%                  1,075,503,916

                                                   Liabilities in Excess of Other Assets - (1.9%)                       (19,567,874)
                                                                                                                     --------------
                                                   Net Assets - 100.0%                                               $1,055,936,042
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 941,324,811
                                                                  =============
      Gross unrealized appreciation                               $ 204,863,295
      Gross unrealized depreciation                                 (70,684,190)
                                                                  -------------
      Net unrealized appreciation                                 $ 134,179,105
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Security is fair valued.
(d)   The rights may be exercised until January 29, 2010.
(e)   The rights may be exercised until July 14, 2008.
(f)   The rights may be exercised until July 18, 2008.
(g)   Represents the current yield as of report date.
(h) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                            Net
                                                          Activity     Interest
      Affiliate                                            (000)        Income
      -------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series  $ (6,418)    $ 233,820
      -------------------------------------------------------------------------

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o     Financial futures contracts purchased as of June 30, 2008 were as follows:

      --------------------------------------------------------------------------------------------------------
      Number of                                             Expiration              Face           Unrealized
      Contracts         Issue               Exchange           Date                Value          Depreciation
      --------------------------------------------------------------------------------------------------------
        43      OMX Stock Index Future     Stockholm          July 2008         $   681,701       $    (65,880)
       108         DJ Euro Stoxx 50          Eurex         September 2008       $ 5,955,728           (208,334)
        45       FTSE 100 Index Future       LIFFE         September 2008       $ 5,163,908           (101,464)
        22        SPI 200 Index Future      Sydney         September 2008       $ 2,836,241            (98,183)
        48         TOPIX Index Future        Tokyo         September 2008       $ 6,252,247           (292,083)
      --------------------------------------------------------------------------------------------------------
      Total                                                                                       $   (765,944)
                                                                                                  ============

Master International Index Series of Quantitative Master Series LLC Schedule of Investments June 30, 2008 (Unaudited)

o     Forward foreign currency contracts as of June 30, 2008 were as follows:

      -------------------------------------------------------------------------
                                                                    Unrealized
      Currency                    Currency            Settlement   Appreciation
      Purchased                   Sold                  Date      (Depreciation)
      -------------------------------------------------------------------------
      AUD            3,186,150    $        2,987,612    8/14/08       $  47,781
      CHF            1,813,000    $        1,737,942    8/14/08          37,724
      EUR           10,821,500    $       16,745,401    8/14/08         252,441
      EUR              620,000    $          966,856    8/14/08           7,008
      EUR               53,000    $           81,915    8/14/08           1,334
      GBP              301,000    $          597,612    8/14/08            (206)
      GBP            4,440,000    $        8,633,170    8/14/08         179,075
      JPY           87,113,000    $          816,306    8/14/08           6,180
      JPY        1,363,174,000    $       13,085,321    8/14/08        (214,789)
      SEK            4,841,000    $          802,622    8/14/08            (836)
      $              1,618,334    AUD      1,715,000    8/14/08         (15,519)
      $              1,106,877    CHF      1,147,000    8/14/08         (16,504)
      $                196,463    CHF        203,000    8/14/08          (2,357)
      $                427,888    EUR        276,000    8/14/08          (5,638)
      $             13,332,680    EUR      8,586,000    8/14/08        (153,756)
      $                390,860    GBP        200,000    8/14/08          (6,088)
      $              6,040,685    GBP      3,085,000    8/14/08         (82,238)
      $             10,281,351    JPY  1,070,553,000    8/14/08         173,627
      $                294,678    JPY      1,780,000    8/14/08            (132)
      -------------------------------------------------------------------------
      Total                                                           $ 207,107
                                                                      =========

o     Currency Abbreviations:

      AUD   Australian Dollar           GBP   British Pound
      CHF   Swiss Franc                 JPY   Japanese Yen
      EUR   Euro                        SEK   Swedish Krona

Master International Index Series of Quantitative Master Series LLC Schedule of Investments June 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semiannual report.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

            -------------------------------------------------------------------
            Valuation                   Investments in          Other Financial
            Inputs                        Securities              Instruments*
            -------------------------------------------------------------------
            Level 1                     $   41,426,133           $ (765,944)
            Level 2                      1,034,077,783              207,107
            Level 3                                 --                   --
            -------------------------------------------------------------------
            Total                       $1,075,503,916           $ (558,837)
            ===================================================================
            * Other financial instruments are futures and forward foreign currency contracts.

            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: August 22, 2008